RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                   May 1, 2009

      Dear Shareholder:

      We wish to provide you with some important information concerning your investment. As a shareholder of the Hedged Equity Fund (the "Acquired Fund"), we wish to inform you that the Board of Trustees of the Rydex Series Funds (the "Trust"), after careful consideration, has approved the reorganization of the Hedged Equity Fund into the Multi-Hedge Strategies Fund, formerly the Absolute Return Strategies Fund, (the "Surviving Fund" and, together with the Hedged Equity Fund, the "Funds"). The Acquired Fund and the Surviving Fund pursue similar investment objectives and possess similar policies and are managed by the same portfolio managers.

      We believe that this combination will provide substantial benefits to shareholders. The reorganization will combine a smaller fund into a larger fund. As of April 1, 2009, the Acquired Fund had approximately $24.6 million in assets and the Surviving Fund had approximately $137.1 million in assets. The management fee for both Funds is 1.15% and each Fund pays a distribution fee of 0.25%. Further, the fundamental and non-fundamental policies are identical for both Funds.

      Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base. Further, the reorganization is intended to be tax-free, for federal income tax purposes, for the Acquired Fund, Surviving Fund, and the Acquired Fund's shareholders. The Reorganization will be accomplished in such a manner as to not dilute your investment.

      Shareholder approval is NOT required to effect the reorganization. At the close of business on May 29, 2009, the Acquired Fund will transfer its assets and liabilities to the Surviving Fund. On that date, you will receive H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund equal in aggregate net asset value to your H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund. We have enclosed a Prospectus/Information Statement that describes the reorganization in greater detail and contains important information about the Surviving Fund.

      THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund in exchange for your H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund as of the closing date. If you have questions or would like to discuss alternatives, you may contact us at (800) 820-0888. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions. You are a valued investor and we thank you for your continued investment in the Trust.

                                           Sincerely,

                                           /s/ Carl G. Verboncoeur
                                           -------------------------------
                                           Carl G. Verboncoeur
                                           President

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (800) 820-0888

                        PROSPECTUS/INFORMATION STATEMENT
                                   May 1, 2009

      This Prospectus/Information Statement is being furnished to shareholders of the Hedged Equity Fund (the "Acquired Fund"), a series of Rydex Series Funds (the "Trust"), in connection with an Agreement and Plan of Reorganization (the "Plan") that has been approved by the Board of Trustees of the Trust (the "Board"). Under the Plan, shareholders of H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund will receive H-Class Shares, A-Class Shares, and C-Class Shares of the Multi-Hedge Strategies Fund, formerly the Absolute Return Strategies Fund, (the "Surviving Fund" and, together with the Acquired Fund, the "Funds"), a series of the Trust, equal in aggregate value to the aggregate net asset value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the "Reorganization"). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be effective on or about May 29, 2009.

      The Board believes that the Reorganization is in the best interest of each Fund and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization. Neither Delaware law nor the Trust's Declaration of Trust requires shareholder approval of the Agreement and Plan of Reorganization.

      The Acquired Fund and the Surviving Fund are each a series of the Trust, a Delaware statutory trust registered with the U.S. Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Trust currently consists of 64 separate series, including the Acquired Fund and the Surviving Fund. PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor") serves as the investment adviser to the Acquired Fund and the Surviving Fund. The investment objective of the Surviving Fund is to seek capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The Surviving Fund uses multiple investment strategies including the "Long/Short Equity" strategy, which accounts for the largest allocation. The Acquired Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe.

      This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and Surviving Fund and the Reorganization. The prospectuses for the Acquired Fund and the Surviving Fund, dated August 1, 2008, are mailed with this Prospectus/Information Statement and is incorporated herein by reference.

      A Statement of Additional Information dated May 1, 2009 relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement. Additional information relating to the Acquired Fund and Surviving Fund is contained in the Statement of Additional Information dated August 1, 2008, which has been filed with the SEC.

      For a free copy of any of the documents described above, you may call
(800) 820-0888, or you may write to Rydex Series Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the Internet site for Rydex Series Funds at WWW.RYDEXINVESTMENTS.COM. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

      This Prospectus/Information Statement and the enclosures are expected to be available to shareholders on or about May 1, 2009. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

      AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SYNOPSIS ................................................................................   5

     The Reorganization..................................................................   5

     Comparison of the Investment Objectives and Policies of the Funds...................   5

     Fees and Expenses...................................................................   6

     Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions...   8

PRINCIPAL RISK FACTORS...................................................................   9

INFORMATION ABOUT THE REORGANIZATION.....................................................   19

     Material Features of the Plan ......................................................   19

     Dividends ..........................................................................   19

     Reasons For the Reorganization......................................................   20

     Federal Income Tax Consequences.....................................................   21

     Shareholder Rights, Description of the Securities to be Issued......................   22

     Capitalization......................................................................   22

ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND THE ACQUIRED FUND....................   24

     Comparison of the Funds.............................................................   24

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................................   30

ADDITIONAL INFORMATION...................................................................   33

FINANCIAL HIGHLIGHTS.....................................................................   33

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION.....................................................   34

                                    SYNOPSIS

      THE REORGANIZATION.

      The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at its then-current market value as determined in accordance with the Acquired Fund's valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund's valuation procedures. H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund will be distributed, respectively, to shareholders of H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund in exchange for their H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund will own, respectively, H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund equal in value to the current net asset value of such shareholder's shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the "1940 Act") will be terminated.

      The Reorganization is intended to be tax-free for U.S. Federal income tax purposes. This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund. Shareholders can continue to redeem and exchange their shares before the Effective Time, which may result in a taxable event. Effective on or about May 22, 2009, the Acquired Fund will be closed to new shareholders and additional purchases and exchanges into the Fund by existing shareholders.

      The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the "Plan"). Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information about the Reorganization" below.

      The Advisor and its affiliates have undertaken to bear and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization.

      COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE ACQUIRED FUND AND SURVIVING FUND.

      The Acquired Fund and Surviving Fund have similar investment objectives. The Surviving Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The Acquired Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. Both Funds seek to achieve these returns with low correlation to and less volatility than equity indices.

      The Acquired Fund and the Surviving Fund pursue similar investment strategies, which correspond to investment styles and strategies used by hedge funds. The primary difference between the two Funds' investment strategies is that the Acquired Fund employs predominately long/short investment styles while the Surviving Fund may utilize multiple strategies, including long/short styles that may be replicated through proprietary quantitative analysis. Historically, over 50% of the Surviving Fund's assets have been allocated to the long/short strategy. A more complete description of the Funds' investment strategies and policies is set forth below.

      The Surviving Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to: Long/Short Equity; Equity Market Neutral; Fixed Income Arbitrage; Merger Arbitrage; and Global Macro. The Surviving Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds, and corporate debt. The Surviving Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Surviving Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

      The Acquired Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative analysis. These long/short investment styles include, but are not limited to: Long/Short Value; Long/Short Growth; Long/Short Momentum; and Covered Call Writing. Under normal circumstances, the Acquired Fund invests at least 80% of its net assets in long and short positions in small, mid, and large-capitalization U.S. and foreign common stocks or derivatives thereof, which primarily consist of futures, options and swap agreements, American Depositary Receipts, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest in a greater percentage of assets in a particular issuer in comparison to a diversified fund.

      For further information about the Funds' investment objectives and policies, see "Comparison of the Funds--Investment Objectives and Strategies."

FEES AND EXPENSES.

    The following table sets forth: (i) the fees and expenses of the H-Class Shares, A-Class Shares, and C-Class Shares of the Hedged Equity Fund for the year ended March 31, 2008; (ii) the fees and expenses of the H-Class Shares, A-Class Shares, and C-Class Shares of the Multi-Hedge Strategies Fund for the year ended March 31, 2008; and (iii) the estimated fees and expenses of the H-Class Shares, A-Class Shares, and C-Class Shares of the Multi-Hedge Strategies Fund on a pro forma basis after giving effect to the Reorganization, for the year ended March 31, 2008.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                                                  PRO FORMA
                                                                                                               COMBINED MULTI-
                                                                                    MULTI-HEDGE                     HEDGE
                                                HEDGED EQUITY FUND                 STRATEGIES FUND              STRATEGIES FUND
                                                  (ACQUIRED FUND)                 (SURVIVING FUND)              (SURVIVING FUND)
                                                                                         A-        C-         H-       A-      C-
                                           H-Class    A-Class    C-Class    H-Class     Class     Class     Class    Class     Class
                                            Shares    Shares      Shares    Shares     Shares    Shares     Shares   Shares   Shares
SHAREHOLDER FEES
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of initial
sales price) (1) .......................   N/A       4.75%      None        N/A       4.75%      None         N/A   4.75%      None

Maximum Deferred Sales Charge (Load)
(as a percentage of initial purchase
price or current market value,
whichever is less) (2) .................   N/A       None (3)   1.00%       N/A       None (3)   1.00%        N/A   None (3)   1.00%
Redemption Fee (charged only to shares
redeemed or exchanged within 30 days
of purchase) ...........................  1.00%      1.00%      1.00%      1.00%      1.00%      1.00%       1.00%  1.00%      1.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
Management Fees ........................  1.15%      1.15%      1.15%      1.15%      1.15%      1.15%       1.15%  1.15%      1.15%

Distribution and Shareholder Service
(12b-1) Fees ...........................  0.25%      0.25%      1.00%      0.25%      0.25%      1.00%       0.25%  0.25%      1.00%
Short Dividend Expenses ................  0.63% (5)  0.63% (5)  0.63% (5)  0.55% (5)  0.55% (5)  0.55% (5)   0.56%  0.56%      0.56%
Remaining other Expenses ...............  None       0.01%      None       None       0.01%      0.01%       0.00%  0.01%      0.01%
Total Other Expenses(4) ................  0.63%      0.64%      0.63%      0.55%      0.56%      0.56% (6)   0.56%  0.57%      0.57%

Acquired Fund Fees and Expenses ........  0.06% (6)  0.06% (6)  0.06% (6)  0.05% (6)  0.05% (6)  0.05% (6)   0.05%  0.05%      0.05%

Total Annual Fund Operating Expenses ...  2.09%      2.10%      2.84%      2.00%      2.01%      2.76%       2.01%  2.02%      2.77%

1 Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available.

2 The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors, Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.

3 For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent-deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

4 The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

5 Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. When the Fund sells short an equity that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend on a security sold short generally has the effect of reducing the market value of the shorted security and thus increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction, including for tax purposes. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Hedged Equity Fund would have equaled 1.46% for H-Class Shares, 1.47% for A-Class Shares, and 2.21% for C-Class Shares. The expense ratio for the Multi-Hedge Strategies Fund would have equaled 1.45% for H-Class Shares, 1.46% for A-Class Shares, and 2.21% for C-Class Shares.

6 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Funds Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes, and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Funds Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

      The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund's operating expenses remain the same and you reinvest all dividends and distributions.

                                                                  1        3         5         10
                                                                YEAR     YEARS     YEARS      YEARS
HEDGED EQUITY FUND (Acquired Fund)
H-Class Shares...............................................   $ 212   $   655   $ 1,124    $ 2,421
A-Class Shares...............................................   $ 678   $ 1,102   $ 1,550    $ 2,791
C-Class Shares...............................................
  If you sell your shares at the end of the period:             $ 387   $   880   $ 1,499    $ 3,166
  If you do not sell your shares at the end of the period:      $ 287   $   880   $ 1,499    $ 3,166
MULTI-HEDGE STRATEGIES FUND (Surviving Fund)
H-Class Shares...............................................   $ 203   $   627   $ 1,078    $ 2,327
A-Class Shares...............................................   $ 669   $ 1,076   $ 1,506    $ 2,702
C-Class Shares...............................................
  If you sell your shares at the end of the period:             $ 379   $   856   $ 1,459    $ 3,090
  If you do not sell your shares at the end of the period:      $ 279   $   856   $ 1,459    $ 3,090
PRO FORMA COMBINED MULTI-HEDGE STRATEGIES FUND
H-Class Shares...............................................   $ 204   $   631   $ 1,083    $ 2,338
A-Class Shares...............................................   $ 670   $ 1,078   $ 1,511    $ 2,712
C-Class Shares...............................................
  If you sell your shares at the end of the period:             $ 380   $   859   $ 1,464    $ 3,099
  If you do not sell your shares at the end of the period:      $ 280   $   859   $ 1,464    $ 3,099

      The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and
(2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund's assets, many of which are beyond the control of the Surviving Fund and the Advisor.

PURCHASE AND REDEMPTION PROCEDURES; EXCHANGE PROCEDURES; DIVIDENDS, DISTRIBUTIONS AND PRICING.

      Procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are the same as those of the Acquired Fund. Additionally, each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund. The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Funds' procedures for valuing their assets are the same.

                             PRINCIPAL RISK FACTORS

      The principal risks of investments in the Acquired Fund and Surviving Fund are similar. All risks are the same, but the Surviving Fund also has Credit Default Swap Risk, Currency Risk and High Yield Risk.

              RISKS APPLICABLE TO ACQUIRED FUND AND SURVIVING FUND

Counterparty            The Funds may invest in financial instruments involving
Credit Risk             counterparties for the purpose of attempting to gain
(both Funds)            exposure to a particular group of securities, index or
                        asset class without actually purchasing those securities
                        or investments, or to hedge a position. Such financial
                        instruments include, but are not limited to, total
                        return, index, interest rate, and credit default swap
                        agreements. The Funds will use short-term counterparty
                        agreements to exchange the returns (or differentials in
                        rates of return) earned or realized in particular
                        predetermined investments or instruments. The Funds will
                        not enter into any agreement with a counterparty unless
                        the Advisor believes that the other party to the
                        transaction is creditworthy. The use of swap agreements
                        and similar instruments involves risks that are
                        different from those associated with ordinary portfolio
                        securities transactions. For example, the Funds bears
                        the risk of loss of the amount expected to be received
                        under a swap agreement in the event of the default or
                        bankruptcy of a swap agreement counterparty. If a
                        counterparty defaults on its payment obligations to the
                        Funds, this default will cause the value of your
                        investment in the Funds to decrease. In addition, the
                        Funds may enter into swap agreements with a limited
                        number of counterparties, which may increase the Fund's
                        exposure to counterparty credit risk. Swap agreements
                        also may be considered to be illiquid.

Credit Default          The Surviving Fund may enter into credit default swap
Swap Risk               agreements. A credit default swap agreement is an
(Surviving Fund only)   agreement between two parties: a buyer of credit
                        protection and a seller of credit protection. The Fund
                        may be either the buyer of credit protection against a
                        designated event of default, restructuring or other
                        credit related event (each a "Credit Event") or the
                        seller of credit protection in a credit default swap.
                        The buyer in a credit default swap agreement is
                        obligated to pay the seller a periodic stream of
                        payments over the term of the swap agreement. If no
                        Credit Event occurs, the seller of credit protection
                        will have received a fixed rate of income throughout the
                        term of the swap agreement. If a Credit Event occurs,
                        the seller of credit protection must pay the buyer of
                        credit protection the full notional value of

                        the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

Currency Risk           The Surviving Fund's indirect and direct exposure to
(Surviving Fund only)   foreign currencies subjects the Funds to the risk that
                        those currencies will decline in value relative to the
                        U.S. Dollar, or, in the case of short positions, that
                        the U.S. Dollar will decline in value relative to the
                        currency being hedged. Currency rates in foreign
                        countries may fluctuate significantly over short periods
                        of time for a number of reasons, including changes in
                        interest rates and the imposition of currency controls
                        or other political developments in the U.S. or abroad.
                        In addition, the Fund may incur transaction costs in
                        connection with conversions between various currencies.
                        The Fund may, but is not obligated to, engage in
                        currency hedging transactions, which generally involve
                        buying currency forward, options or futures contracts.
                        However, not all currency risk may be effectively
                        hedged, and in some cases the costs of hedging
                        techniques may outweigh expected benefits. In such
                        instances, the value of securities denominated in
                        foreign currencies can change significantly when foreign
                        currencies strengthen or weaken relative to the U.S.
                        Dollar.

Depositary Receipt      The Funds may hold the securities of non-U.S. companies
Risk                    in the form of American Depositary Receipts or ADRs.
(both Funds)            ADRs are negotiable certificates issued by a U.S.
                        financial institution that represent a specified number
                        of shares in a foreign stock and trade on a U.S.
                        national securities exchange, such as the NYSE. The
                        Funds will primarily invest in

                        sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Funds' portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Funds' portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars.
                        In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S.
                        markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S.
                        companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk        The Funds may invest a percentage of their assets in
(both Funds)            derivatives, such as futures and options contracts, to
                        pursue their investment objectives. The use of such
                        derivatives may expose the Funds to additional risks
                        that it would not be subject to if it invested directly
                        in the securities underlying those derivatives. The
                        Funds may use futures contracts and related options for
                        bona fide hedging purposes to offset changes in the
                        value of securities held or expected to be acquired.
                        They may also be used to gain exposure to a particular
                        market or instrument, to create a synthetic money market
                        position, and for certain other tax-related purposes.
                        The Funds will only enter into futures contracts traded
                        on a national futures exchange or board of trade.
                        Futures and options contracts are described in more
                        detail below:

                        FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                        OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Funds.

                        The risks associated with the use of futures and options contracts include:

                              - The Funds experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

                              -     There may be an imperfect correlation
                                    between the changes in market value of the securities held by the Funds and the prices of futures and options on futures.

                              -     Although the Funds will only purchase
                                    exchange-traded futures, due to market
                                    conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out its futures contracts at a time which is advantageous.

                              - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

                              - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Early Closing Risk      The normal close of trading of securities listed on
(both Funds)            NASDAQ and the NYSE is 4:00 p.m., Eastern Time.
                        Unanticipated early closings of securities exchanges and
                        other financial markets may result in the Funds'
                        inability to buy or sell securities or other financial
                        instruments on that day. If an exchange or market closes
                        early on a day when the Funds need to execute a high
                        volume of trades late in a trading day, the Funds might
                        incur substantial trading losses.

Fixed Income Risk       The Funds may invest in fixed income securities or
(both Funds)            related instruments. The market value of fixed income
                        investments, and financial instruments related to those
                        fixed income investments, will change in response to
                        interest rate changes and other factors, such as changes
                        in the effective maturities and credit ratings of fixed
                        income investments. During periods of falling interest
                        rates, the values of outstanding fixed income securities
                        generally rise. Falling interest rates may cause an
                        issuer to redeem or "call" a security before its stated
                        maturity, which may result in the Fund having to
                        reinvest the proceeds in lower yielding securities.
                        Conversely, during periods of rising interest rates, the
                        values of such securities and related financial
                        instruments generally decline. While securities with
                        longer maturities tend to produce higher yields, the
                        prices of longer maturity securities are also subject to
                        greater market fluctuations as a result of changes in
                        interest rates. Fixed income investments are also
                        subject to credit risk, which is the possibility that
                        the credit strength of an issuer will weaken and/or an
                        issuer of a debt security will fail to make timely
                        payments of principal or interest and the security will
                        go into default.

High Yield Risk         The Surviving Fund may invest in high yield securities
(Surviving Fund only)   and unrated securities of similar credit

                        quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund or an underlying fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment.

Investment in           The Funds may purchase shares of investment companies,
Investment Companies    such as exchange-traded funds, unit investment trusts,
Risk                    and closed-end investment companies to gain exposure to
(both Funds)            a particular portion of the market while awaiting an
                        opportunity to purchase securities directly. The Funds
                        may regularly invest in other investment companies, some
                        of which may also invest in investment companies, and
                        exchange-traded funds or ETFs. When the Funds invest in
                        an investment company, in addition to directly bearing
                        the expenses associated with its own operations, it will
                        bear a pro rata portion of the investment company's
                        expenses. Further, in part because of these additional
                        expenses, the performance of an investment company may
                        differ from the performance the Funds would achieve if
                        it invested directly in the underlying investments of
                        the investment company. In addition, while the risks of
                        owning shares of an investment company generally reflect
                        the risks of owning the underlying investments of the
                        investment company, the Funds may be subject to
                        additional or different risks than if the Funds had
                        invested directly in the underlying investments. For
                        example, shares of an exchange-traded fund are traded at
                        market prices, which may vary from the net asset value
                        of its underlying investments. Also, the lack of
                        liquidity in an

                        exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment
                        Company Act of 1940.

Large-Capitalization    The Funds are subject to the risk that
Securities Risk         large-capitalization stocks may underperform other
(both Funds)            segments of the equity market or the equity market as a
                        whole.

Leveraging Risk         The Funds achieve leveraged exposure to their respective
(both Funds)            underlying indices through the use of derivative
                        instruments. The more the Funds invest in derivative
                        instruments that give rise to leverage, the more this
                        leverage will magnify any losses on those investments.
                        Leverage will cause the value of the Funds' shares to be
                        more volatile than if the Funds did not use leverage.
                        This is because leverage tends to exaggerate the effect
                        of any increase or decrease in the value of the Funds'
                        portfolio securities or other investments. The Funds
                        will engage in transactions and purchase instruments
                        that give rise to forms of leverage. Such transactions
                        and instruments may include, among others, the use of
                        reverse repurchase agreements and other borrowings, the
                        investment of collateral from loans of portfolio
                        securities, the use of when issued, delayed-delivery or
                        forward commitment transactions or short sales. The use
                        of leverage may also cause the Funds to liquidate
                        portfolio positions when it would not be advantageous to
                        do so in order to satisfy its obligations or to meet
                        segregation requirements. Certain types of leveraging
                        transactions, such as short sales that are not "against
                        the box," could theoretically be subject to unlimited
                        losses in cases where the Funds for any reason, is
                        unable to close out the transaction. In addition, to the
                        extent the Funds borrows money, interest costs on such
                        borrowed money may not be recovered by any appreciation
                        of the securities purchased with the borrowed funds and
                        could exceed the Funds' or an investment income,
                        resulting in greater losses. The value of the Funds'
                        shares will tend to increase or decrease more than the
                        value of any increase or decrease in its underlying
                        index due to the fact that the Funds' investment
                        strategies involve consistently

                        applied leverage. Leverage will also have the effect of magnifying tracking error risk.

Market Risk             The Funds may invest in public and privately issued
(both Funds)            securities, which may include common and preferred
                        stocks, bonds, warrants, and rights, as well as
                        derivatives and financial instruments that attempt to
                        track the price movement of securities or commodities
                        indices. Investments in securities and other financial
                        instruments, in general, are subject to market risks
                        that may cause their prices to fluctuate over time. The
                        Funds' investments may decline in value due to factors
                        affecting securities or commodities markets generally,
                        or particular countries, segments, economic sectors,
                        industries or companies within those markets. The value
                        of a security may decline due to general economic and
                        market conditions which are not specifically related to
                        a particular issuer, such as real or perceived adverse
                        economic conditions or changes in interest or currency
                        rates. The value of securities convertible into equity
                        securities, such as warrants or convertible debt, is
                        also affected by prevailing interest rates, the credit
                        quality of the issuer and any call provision.
                        Fluctuations in the value of securities and financial
                        instruments in which the Fund or an underlying fund
                        invests will cause the net asset value of the Fund to
                        fluctuate. Historically, the markets have moved in
                        cycles, and the value of the Funds' securities and other
                        financial instruments may fluctuate drastically from day
                        to day. Because of its link to the markets, an
                        investment in the Funds may be more suitable for
                        long-term investors who can bear the risk of short-term
                        principal fluctuations, which at times may be
                        significant.

Non-Diversification     To the extent that the Funds invest a significant
Risk                    percentage of its assets in a limited number of issuers,
(both Funds)            the Funds are subject to the risks of investing in those
                        few issuers, and may be more susceptible to a single
                        adverse economic or regulatory occurrence. As a result,
                        changes in the market value of a single security could
                        cause greater fluctuations in the value of Funds share
                        than would occur in a diversified fund.

Portfolio Turnover      The Funds' strategies may frequently involve buying and
Risk                    selling portfolio securities to rebalance the Funds'
(both Funds)            exposure to various market sectors. Higher portfolio
                        turnover may result in the Funds paying

                        higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Funds' performance to be less than you expect.

Short Sales Risk        Short sales are transactions in which the Fund sells a
(both Funds)            security it does not own. To complete the transaction,
                        the Fund must borrow the security to make delivery to
                        the buyer. The Fund is then obligated to replace the
                        security borrowed by purchasing the security at the
                        market price at the time of replacement. The price at
                        such time may be higher or lower than the price at which
                        the security was sold by the Fund. If the underlying
                        security goes down in price between the time the Fund
                        sells the security and buys it back, the Fund will
                        realize a gain on the transaction. Conversely, if the
                        underlying security goes up in price during the period,
                        the Fund will realize a loss on the transaction. Any
                        such loss is increased by the amount of premium or
                        interest the Fund must pay to the lender of the
                        security. Likewise, any gain will be decreased by the
                        amount of premium or interest the Fund must pay to the
                        lender of the security. The Fund is also required to
                        segregate other assets on its books to cover its
                        obligation to return the security to the lender which
                        means that those other assets may not be available to
                        meet the Fund's needs for immediate cash or other
                        liquidity. The Fund's investment performance may also
                        suffer if the Fund is required to close out a short
                        position earlier than it had intended. This would occur
                        if the securities lender required the Fund to deliver
                        the securities the Fund borrowed at the commencement of
                        the short sale and the Fund was unable to borrow the
                        securities from another securities lender or otherwise
                        obtain the security by other means. In addition, the
                        Fund may be subject to expenses related to short sales
                        that are not typically associated with investing in
                        securities directly, such as costs of borrowing and
                        margin account maintenance costs associated with the
                        Fund's open short positions. These expenses negatively
                        impact the performance of the Fund. For example, when
                        the Fund short sells an interest-bearing security, such
                        as a bond, it is obligated to pay the interest on the
                        security it has sold. This cost is partially offset by
                        the interest earned by the Fund on the investment of the
                        cash generated by the short sale. Similarly, when the
                        Fund sells short an equity security that pays a
                        dividend, it is obligated to pay the dividend on the
                        security it has sold. However, a dividend paid on a
                        security sold short generally

                        reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted.
                        These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Small Capitalization    In comparison to securities of companies with larger
and Mid-Capitalization  capitalizations, securities of small and
Securities Risk         medium-capitalization companies may have more price
(both Funds)            volatility, greater spreads between their bid and ask
                        prices, significantly lower trading volumes, and
                        cyclical or static growth prospects. Small and
                        medium-capitalization companies often have limited
                        product lines, markets or financial resources, and may
                        therefore be more vulnerable to adverse developments
                        than larger capitalization companies. These securities
                        may or may not pay dividends. Small and
                        medium-capitalization stocks may underperform other
                        segments of the equity market or the equity market as a
                        whole.

Trading Halt Risk       The Funds typically will hold short-term options and
(both Funds)            futures contracts. The major exchanges on which these
                        contracts are traded, such as the Chicago Mercantile
                        Exchange, have established limits on how much an option
                        or futures contract may decline over various time
                        periods within a day. In addition, the major securities
                        exchanges, such as the NYSE, have established limits on
                        how much the securities market, based on the Dow Jones
                        Industrial Average(SM), may decline over various time
                        periods within a day. If the price of a security, an
                        option or a futures contract declines more than the
                        established limits, trading on the exchange is halted on
                        that instrument. If a trading halt occurs, the Funds may
                        temporarily be unable to purchase or sell the options,
                        futures contracts or securities that are the subject of
                        the trading halt. Such a trading halt near the time the
                        Funds price their shares may limit the Funds' ability to
                        use leverage and may prevent the Funds from achieving
                        its investment objective. In such an event, the Funds
                        also may be required to use a "fair value" method to
                        price its outstanding contracts or securities.

                      INFORMATION ABOUT THE REORGANIZATION

      MATERIAL FEATURES OF THE PLAN.

      The Plan sets forth the terms and conditions of the Reorganization. A complete copy of the Plan is attached as Appendix A. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is included in this Prospectus/Information Statement.

      Pursuant to the Plan, the Surviving Fund will acquire all of the Acquired Fund's assets and liabilities. In exchange, the Surviving Fund will issue to the Acquired Fund H-Class Shares, A-Class Shares and C-Class Shares of the Surviving Fund having an aggregate net asset value equal to the aggregate value of the Acquired Fund's assets so acquired. The Acquired Fund will then immediately make a pro rata distribution of such Surviving Fund H-Class Shares, A-Class Shares and C-Class Shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund.

      As a result of the Reorganization, each of the Acquired Fund's Shareholders will receive the number of full and fractional H-Class Shares, A-Class Shares and C-Class Shares of the Surviving Fund that are equal in value to that shareholder's pro rata interest in the net assets transferred to the Surviving Fund as of the close of business at the Effective Time. As a result, the Acquired Fund shareholders will become shareholders of the Surviving Fund. It is expected that the value of each Acquired Fund shareholder's account in the Surviving Fund immediately after the Reorganization will be the same as the value of that Shareholder's Acquired Fund account immediately prior to the Reorganization. Acquired Fund shareholders will not pay any sales load or sales commissions on the Surviving Fund H-Class Shares, A-Class Shares and C-Class Shares they receive in the Reorganization or on Acquired Fund shares they surrender in the Reorganization.

      The completion of the Reorganization is subject to certain conditions set forth in the Plan, including the following:

o The Reorganization may be amended or terminated at any time prior to the Effective Time;

            o By either party upon a misrepresentation, breach of warranty or failure to perform any agreement or covenant by the other party in any of its representations, warranties, agreements or covenants set forth in the Plan; or

            o By the Board of Trustees of the Trust, in the good faith opinion of such Board, make proceeding with the Reorganization not in the best interests of the shareholders of the Surviving Fund or the Acquired Fund, respectively.

o Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by the Plan shall have been received.

      DIVIDENDS

      The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

      The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust's transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed. Any special options relating to a shareholders account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

      The Advisor and its affiliates have undertaken to bear and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization.

      REASONS FOR REORGANIZATION.

      The Board considered the Reorganization at a meeting held on February 26, 2009, and approved the Plan. In approving the Reorganization, the Board of the Acquired Fund determined that it is in the best interests of the Acquired Fund and its shareholders to reorganize the Acquired Fund into the Surviving Fund. In making this determination, the Board of the Acquired Fund considered a number of factors, including:

            - the interests of the Acquired Fund's shareholders and the Surviving Fund's shareholders would not be diluted as a result of the proposed reorganization;

            - the similarity of the investment strategies of the Acquired Fund to those of the Surviving Fund;

            - the greater asset size of the Surviving Fund relative to that of the Acquired Fund and the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

            - the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund's continuing viability as a stand-alone series of the Trust;

            - that the Reorganization is intended to be tax-free for U.S. federal income tax purposes for shareholders of the Acquired Fund;

            - that the management fee and distribution fee with respect to the Acquired Fund is identical to that of the Surviving Fund; and

            - that the expenses of the Reorganization would not be borne by the Funds' shareholders.

      The Board of the Surviving Fund has also determined that the consummation of the Reorganization is in the best interests of the shareholders of the Surviving Fund and that the interests of the Surviving Fund's shareholders would not be diluted as a result of the proposed reorganization.

      FEDERAL INCOME TAX CONSEQUENCES

      Each Fund intends to qualify as of the Effective Time as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumptions and customary representations, to the effect that for federal income tax purposes:

      (1) The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

      (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of all of the Acquired Fund's liabilities, if any, or the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

      (3) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the shares of the Surviving Fund and the assumption by the Surviving Fund of all of the Acquired Fund's liabilities, if any;

      (4) The aggregate tax basis of the Surviving Fund shares received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the shareholder's Acquired Fund shares exchanged therefore;

      (5) The tax basis of the assets of the Acquired Fund received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of such assets to the Acquired Fund immediately before the Reorganization;

      (6) The holding period for the shares of the Surviving Fund issued in the Reorganization will include the holding period of the shares of the Acquired Fund exchanged therefore, provided that the shareholder held such shares of the Acquired Fund as capital assets;

      (7) The holding period of the assets of the Acquired Fund received by the Surviving Fund in the Reorganization will include the period for which such assets were held by the Acquired Fund; and

      (8) No gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for shares of the Surviving Fund as part of the Reorganization.

      No opinion will be expressed as to the effect of the Reorgnaization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of the taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the

Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

      As of September 30, 2008, the Acquired Fund had unutilized capital loss carry-forwards of approximately $0. The final amount of unutilized capital loss carry-forwards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carry-forwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carry-forwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service ("IRS") that approximates a tax-exempt bond yield.

      The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

      Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

SHAREHOLDER RIGHTS, DESCRIPTION OF THE SECURITIES TO BE ISSUED

      The Trust is organized as a Delaware statutory trust. The Acquired Fund and the Surviving Fund are both series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust. The Trust's Declaration of Trust dated March 13, 1993, as amended on November 2, 1993 and February 25, 2000 ("Declaration of Trust"), the Trust's governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.

      Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trust's Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

      Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust's portfolios, of any general assets of the Trust not belonging to any particular portfolio of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

      The Declaration of Trust does not prescribe any rights or privileges to the shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the shares of the Acquired Fund.

      CAPITALIZATION.

      The Surviving Fund's total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Fund as a result of the combination of the Acquired Fund with the Surviving Fund. The following table sets forth, as of September 30, 2008, on an unaudited basis:

      (1)   the capitalization of the Hedged Equity Fund;

      (2)   the capitalization of the Multi-Hedge Strategies Fund only; and

      (3) the pro forma capitalization of the Multi-Hedge Strategies Fund as adjusted to give effect to the Reorganization

                                                                                  PRO FORMA
                                                                                  COMBINED
                                                                MULTI-HEDGE      MULTI-HEDGE
                                               HEDGED EQUITY    STRATEGIES     STRATEGIES FUND
                                                    FUND           FUND        (SURVIVING FUND)
TOTAL NET ASSETS............................    $ 20,246,328   $ 215,998,347     $ 236,244,675
  H-Class Shares............................    $ 11,600,952   $ 105,780,495     $ 117,381,447
  A-Class Shares............................    $  5,542,531   $  65,136,060     $  70,678,591
  C-Class Shares............................    $  3,102,845   $  45,081,792     $  48,184,637
SHARES OUTSTANDING
  H-Class Shares............................         531,878       4,443,476         4,930,706
  A-Class Shares............................         254,209       2,737,924         2,970,901
  C-Class Shares............................         145,671       1,939,613         2,073,126
NET ASSET VALUE PER SHARE
  H-Class Shares............................     $     21.81   $       23.81     $       23.81
  A-Class Shares Maximum Offering Price*....     $     22.89   $       24.98     $       24.98
  A-Class Shares............................     $     21.80   $       23.79     $       23.79
  C-Class Shares............................     $     21.30   $       23.24     $       23.24

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%)

      This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

      Prior to the Effective Time, the Advisor reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which shall result in a decrease in the Acquired Fund's Net Asset Value.

                        ADDITIONAL INFORMATION ABOUT THE
                      SURVIVING FUND AND THE ACQUIRED FUND

      COMPARISON OF THE SURVIVING FUND AND THE ACQUIRED FUND

      The following is a comparison of the investment objectives, principal investment strategies and portfolio management of the Funds.

                  MULTI-HEDGE STRATEGIES FUND                                         HEDGED EQUITY FUND
                     (the Surviving Fund)                                            (the Acquired Fund)
INVESTMENT OBJECTIVE                                              INVESTMENT OBJECTIVE
The Multi-Hedge Strategies Fund seeks to provide capital          The Hedged Equity Fund seeks to provide capital appreciation
appreciation consistent with the return and risk                  consistent with the return and risk characteristics of the
characteristics of the hedge fund universe.                       long/short hedge fund universe.

The secondary objective is to achieve these returns with low      The secondary objective is to achieve these returns with low
correlation to, and less volatility than, equity indices. The     correlation to and less volatility than equity indices. The
investment objective of the Fund is non-fundamental and may be    investment objective of the Fund is non-fundamental and may be
changed without shareholder approval.                             changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES                                   PRINCIPAL INVESTMENT STRATEGIES

The Multi-Hedge Strategies Fund pursues multiple investment       The Hedged Equity Fund pursues a long/short investment strategy
styles or mandates that correspond to investment strategies       by employing multiple investment styles widely used by hedge
widely employed by hedge funds, including strategies sometimes    funds. In particular, the Fund will pursue those long/short
referred to as absolute return strategies. In particular, the     investment styles that may be replicated through proprietary
Fund will pursue those investment strategies that may be          quantitative style analysis. These long/short investment styles
replicated through proprietary quantitative style analysis.       include, but are not limited to, those described below.
These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY -- Pursuant to a long/short equity investment   LONG/SHORT VALUE -- Pursuant to a long/short value investment
strategy, portfolio managers seek to profit from investing on     style, portfolio managers seek to profit from buying long or
both the long and short sides of equity markets. The Advisor      selling short equities and/or equity-related securities based
seeks to execute this investment strategy by creating             on value signals. The Advisor seeks to execute this investment
portfolios that include, but are not limited to, one or more of   style by creating portfolios that include, but are not limited
the following directional and/or non-directional positions:       to, one or more of the following directional and/or
long equity, market neutral value, market neutral                 non-directional positions: long equity, market neutral value
capitalization, market neutral growth and market neutral          and market neutral capitalization.
momentum.
                                                                  LONG/SHORT GROWTH -- Pursuant to a long/short growth investment
EQUITY MARKET NEUTRAL -- Pursuant to an equity market neutral     style, portfolio managers seek to profit from buying long or
investment strategy, portfolio managers seek to profit from       selling short equities and/or equity-related securities based
exploiting pricing relationships between different equities or    on growth signals. The Advisor seeks to execute this investment
related securities while typically hedging exposure to overall    style by creating portfolios that include, but are not limited to,

equity market movements. The Advisor seeks to execute this        one or more of the following directional and/or
strategy by creating portfolios that may include, but are not     non-directional positions: long equity, market neutral growth
limited to, one or more of the following directional and/or       and market neutral capitalization.
non-directional positions: market neutral value, market neutral
capitalization, market neutral growth, market neutral momentum    LONG/SHORT MOMENTUM -- Pursuant to a long/short momentum
and market neutral illiquidity premiums.                          investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities
FIXED INCOME ARBITRAGE -- Pursuant to a fixed income arbitrage    based on price momentum signals. The Advisor attempts to
investment strategy, portfolio managers seek to profit from       execute this investment style by creating portfolios that
relationships between different fixed income securities or        include, but are not limited to, one or more of the following
fixed income and equity securities; leveraging long and short     directional and/or non-directional positions: long equity,
positions in securities that are related mathematically or        market neutral momentum and market neutral capitalization.
economically. The Advisor seeks to execute this strategy by
creating portfolios that may include, but are not limited to,     COVERED CALL WRITING -- Pursuant to a covered call writing
one or more of the following directional and/or non-directional   investment strategy, portfolio managers seek to generate
positions: long fixed income, duration neutral default spreads    potential returns through the sale of call options covered by
and convertible arbitrage.                                        the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but
MERGER ARBITRAGE -- Pursuant to a merger arbitrage investment     are not limited to, one or more of the following directional
strategy, portfolio managers invest simultaneously in long and    and/or non-directional positions: long equity and covered call
short positions in both companies involved in a merger or         options.
acquisition. Risk arbitrageurs typically invest in long
positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to
execute this investment strategy by creating a portfolio
consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO -- Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more   Each of these investment styles may incorporate one or more
directional and/or non-directional positions. In general,         directional and/or non-directional positions. In general,
directional positions seek to benefit from market movement in     directional positions seek to benefit from market movement in
one direction or the other. In contrast, non-directional          one direction or the other. In contrast, non-directional
positions seek to benefit from both upward and downward           positions seek to benefit from both upward and downward
movement in one or more markets. The Fund will predominately      movement in one or more markets. The Fund will predominately
have a long exposure to directional and non-directional           have a long exposure to directional and non-directional
positions. However, there may be times                            positions. However, there may be times that the Fund will have a

that the Fund will have a short exposure to directional and/or    short exposure to directional and/or non-directional
non-directional positions.                                        positions.

The Fund may use moderate leverage subject to internally          The Fund may use moderate leverage subject to internally
imposed investment constraints designed to limit the amount of    imposed investment constraints designed to limit the amount of
loss resulting from such leverage. The Fund's use of              loss resulting from such leverage. The Fund's use of
directional and non-directional positions and internal            directional and non-directional positions and internal
investment controls result in a portfolio of assets designed to   investment controls result in a portfolio of assets designed to
provide appropriate hedge fund portfolio characteristics as       provide appropriate long/short hedge fund portfolio
well as providing risk diversification.                           characteristics as well as providing risk diversification. The
                                                                  Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

The Fund may be long or short in a broad mix of financial         Under normal circumstances, the Fund will invest at least 80%
assets including small, mid, and large-capitalization U.S. and    of its net assets in long and short positions in small, mid,
foreign common stocks, currencies, commodities, futures,          and large-capitalization U.S. and foreign common stocks or
options, swap agreements, high yield securities, securities of    derivatives thereof, which primarily consist of futures,
other investment companies, American Depositary Receipts,         options and swap agreements, American Depositary Receipts, and
exchange-traded funds, and corporate debt. The Fund may hold      securities of other investment companies. This is a
U.S. government securities or cash equivalents to collateralize   non-fundamental policy that can be changed by the Fund upon 60
its derivative positions.                                         days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income
                                                                  investments.

The Fund is non-diversified and, therefore, may invest a          The Fund is non-diversified and, therefore, may invest a
greater percentage of its assets in a particular issuer in        greater percentage of its assets in a particular issuer in
comparison to a diversified fund.                                 comparison to a diversified fund.

                        ADVISOR'S INVESTMENT METHODOLOGY
                                  (BOTH FUNDS)

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

                    DIRECTIONAL AND NON-DIRECTIONAL POSITIONS
                                  (BOTH FUNDS)

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

      - An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

      - A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. government securities or bond futures.

      - A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

      - A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

      - A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

      - A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

      - A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to non-directional positions. The Funds use some, or all, of the following non-directional positions:

      - A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

      - A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. government securities and simultaneously selling short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

      - A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

      - A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

      - A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

                               INVESTMENT ADVISOR
                                  (BOTH FUNDS)

PADCO Advisors Inc, which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Funds since each Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Upon consummation of the Reorganization, the investment advisory fee of 1.15%, paid to the Advisor with respect to the Surviving Fund, will remain the same.

                               PORTFOLIO MANAGERS
                                  (BOTH FUNDS)

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments -- As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies -- Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Multi-Hedge Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager-- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

      Additional information about the Funds, including risks associated with an investment in the Funds, performance, management, organization and capital structure, disclosure of portfolio holdings, shareholding information (including information as to the pricing of shares), and distribution arrangements are contained in the Funds' prospectus, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated August 1, 2008, for each of the Funds also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the second page of this Prospectus/Information Statement.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of April 1, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Hedged Equity Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

      As of April 1, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Multi-Hedge Strategies Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

      PRINCIPAL SHAREHOLDERS. As of April 1, 2009, the following shareholders owned, of record, or to the knowledge of the Funds, beneficially, 5% or more of the outstanding shares of the Funds.

                                                                                        PERCENTAGE OF
                                                                                         OUTSTANDING
HEDGED EQUITY FUND -                                                                        SHARES
H-CLASS SHARES                                 NAME AND ADDRESS                             OWNED
-----------------------       ----------------------------------------------------      -------------
                              NATIONAL FINANCIAL SVCS CORP                                  26.5%
                              FOR EXCLUSIVE BENEFIT OF OUR  CUSTOMERS
                              RUSS LENNON
                              200 LIBERTY STREET
                              NEW YORK, NY 10281-9999
                              PRUDENTIAL INVESTMENT MANAGEMENT SERVICES                     7.29%
                              FBO MUTUAL FUND CLIENTS
                              ATTN: PRUCHOICE UNIT
                              MAIL STOP 194-201
                              194 WOOD AVENUE SOUTH
                              ISELIN, NJ 08830

                              AMERITRADE INC FOR THE EXCLUSIVE                             28.43%
                              BENEFIT OF OUR CUSTOMERS
                              PO BOX 2226
                              OMAHA NE 68103-2226

                              SCHWAB  SPECIAL CUSTODY ACCOUNT - REINV                      13.72%
                              FOR BENEFIT OF CUSTOMERS
                              ATTN: MUTUAL FUNDS TEAM
                              E 101 MONTGOMERY STREET
                              SAN FRANCISCO, CA 94104-4122

                                                                                        PERCENTAGE OF
                                                                                         OUTSTANDING
HEDGED EQUITY FUND -                                                                        SHARES
A-CLASS SHARES                                 NAME AND ADDRESS                             OWNED
-----------------------       ----------------------------------------------------      -------------
                              COUNSEL TRUST DBA MID ATLANTIC TRUST COMPANY                 26.14%
                              FBO FTJFC
                              235 ST CHARLES WAY  SUITE 100

                              RYDEX EPT MODERATE                                           15.68%
                              9601 BLACKWELL RD, STE 500
                              ROCKVILLE, MD 20850

                                                                                        PERCENTAGE OF
MULTI-HEDGE STRATEGIES                                                                   OUTSTANDING
FUND -                                                                                      SHARES
H-CLASS SHARES                                 NAME AND ADDRESS                             OWNED
-----------------------       ----------------------------------------------------      -------------
                              NATIONAL FINANCIAL SVCS CORP                                 20.43%
                              FOR EXCLUSIVE BENEFIT OF OUR  CUSTOMERS
                              RUSS LENNON
                              200 LIBERTY STREET
                              NEW YORK, NY 10281-9999

                              PRUDENTIAL INVESTMENT MANAGEMENT SERVICES                    13.31%
                              FBO MUTUAL FUND CLIENTS
                              ATTN: PRUCHOICE UNIT
                              MAIL STOP 194-201
                              194 WOOD AVENUE SOUTH
                              ISELIN, NJ 08830
                              SCHWAB  SPECIAL CUSTODY ACCOUNT - REINV                       15.6%
                              FOR BENEFIT OF CUSTOMERS
                              ATTN: MUTUAL FUNDS TEAM
                              E 101 MONTGOMERY STREET
                              SAN FRANCISCO, CA 94104-4122

                                                                                        PERCENTAGE OF
MULTI-HEDGE STRATEGIES                                                                   OUTSTANDING
FUND -                                                                                      SHARES
A-CLASS SHARES                                 NAME AND ADDRESS                             OWNED
-----------------------       ----------------------------------------------------      -------------
                              RYDEX ALTERNATIVE STRATEGIES  ALLOCATION FUND                15.31%
                              9601 BLACKWELL RD, STE 500
                              ROCKVILLE, MD 20850
                              RYDEX EPT MODERATE                                            6.17%
                              9601 BLACKWELL RD, STE 500
                              ROCKVILLE, MD 20850

                              MSB FBO E R JOHNSON TTEE                                      9.68%
                              ER JOHNSON AMEND/RES U/A 9/6/07
                              JH COHN - ATTN: BRUCE LUMISH
                              1212 AVE OF THE AMERICAS 12TH FL
                              NEW YORK NY 10036-1602

      On the basis of the share holdings information presented above, the following persons will own in excess of 5% of the outstanding shares of the Multi-Hedge Strategies Fund upon consummation of the Reorganization. These tables assume that the value of the shareholder's interest in a Fund on the date of the consummation of the Reorganization is the same as on April 1, 2009.

                                                                                        PERCENTAGE OF
MULTI-HEDGE STRATEGIES                                                                   OUTSTANDING
FUND -                                                                                      SHARES
H-CLASS SHARES                                 NAME AND ADDRESS                             OWNED
-----------------------       ----------------------------------------------------      -------------
                              NATIONAL FINANCIAL SVCS CORP                                 21.86%
                              FOR EXCLUSIVE BENEFIT OF OUR  CUSTOMERS
                              RUSS LENNON
                              200 LIBERTY STREET
                              NEW YORK, NY 10281-9999
                              PRUDENTIAL INVESTMENT MANAGEMENT SERVICES                    11.89%
                              FBO MUTUAL FUND CLIENTS
                              ATTN: PRUCHOICE UNIT
                              MAIL STOP 194-201
                              194 WOOD AVENUE SOUTH
                              ISELIN, NJ 08830

                              AMERITRADE INC FOR THE EXCLUSIVE                              6.69%
                              BENEFIT OF OUR CUSTOMERS
                              PO BOX 2226
                              OMAHA NE 68103-2226

                              SCHWAB  SPECIAL CUSTODY ACCOUNT - REINV                      15.16%
                              FOR BENEFIT OF CUSTOMERS
                              ATTN: MUTUAL FUNDS TEAM
                              E 101 MONTGOMERY STREET
                              SAN FRANCISCO, CA 94104-4122

                                                                                        PERCENTAGE OF
MULTI-HEDGE STRATEGIES                                                                   OUTSTANDING
FUND -                                                                                      SHARES
A-CLASS SHARES                                 NAME AND ADDRESS                             OWNED
-----------------------       ----------------------------------------------------      -------------
                              RYDEX EPT MODERATE                                            6.62%
                              9601 BLACKWELL RD, STE 500
                              ROCKVILLE, MD 20850

                              RYDEX ALTERNATIVE STRATEGIES  ALLOCATION FUND                14.59%
                              9601 BLACKWELL RD, STE 500
                              ROCKVILLE, MD 20850
                              MSB FBO E R JOHNSON TTEE                                      9.22%
                              ER JOHNSON AMEND/RES U/A 9/6/07
                              JH COHN - ATTN: BRUCE LUMISH
                              1212 AVE OF THE AMERICAS 12TH FL
                              NEW YORK NY 10036-1602

                             ADDITIONAL INFORMATION

      Information about the Adviser is presented in "Additional Information About the Surviving Fund and the Acquired Fund." Additional information about the Advisor is contained in the prospectus for the Acquired Fund and Surviving Fund, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated August 1, 2008, for each of the Funds also contains additional information about the Advisor. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.

      Other Service Providers. The Funds' other service providers are also the same. These entities are listed below.

Rydex Fund Services, Inc.                      Distributor, Administrator and Fund Accountant
9601 Blackwell Road, Suite 500
Rockville, MD 20850

U.S. Bank, N.A.                                Custodian
425 Walnut Street
Cincinnati,  Ohio 45202

Rydex Distributors, Inc.                       Distributor
9601 Blackwell Road, Suite 500
Rockville, MD 20850

                              FINANCIAL HIGHLIGHTS

      The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information provided below for the fiscal years ended March 31, 2007 and 2008 (but excluding the information for the six months ended September 30, 2008) has been audited by Ernst & Young LLP, independent registered public accounting firm of the Fund. The information for prior periods has been audited by a predecessor independent registered public accounting firm. Ernst & Young LLP's audit report, along with the Funds' financial statements, is included in the Funds' 2008 Annual Report, which is incorporated herein by reference.




                                                                 NET REALIZED
                                                                      AND         NET INCREASE
                                          NET ASSET      NET      UNREALIZED   (DECREASE) IN NET  DISTRIBUTIONS  DISTRIBUTIONS
                                           VALUE,    INVESTMENT      GAINS        ASSET VALUE        FROM NET       FROM NET
                                          BEGINNING    INCOME     (LOSSES) ON    RESULTING FROM     INVESTMENT      REALIZED
YEAR ENDED                                OF PERIOD    (LOSS)+    INVESTMENTS      OPERATIONS         INCOME         GAINS
----------                                ---------  ----------  ------------  -----------------  -------------  -------------
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
  SEPTEMBER 30, 2008 ##                     $24.61     $ .07        $ (.89)         $ (.82)          $   --          $  --
   March 31, 2008                            26.44       .58         (1.53)           (.95)            (.79)          (.09)
   March 31, 2007                            25.52       .71           .80            1.51             (.38)          (.22)
   March 31, 2006 *                          25.00       .29           .24             .53             (.07)            --
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
C-CLASS
   SEPTEMBER 30, 2008 ##                     24.13      (.01)         (.88)           (.89)              --             --
   March 31, 2008                            26.14       .37         (1.50)          (1.13)            (.79)          (.09)
   March 31, 2007                            25.42       .51           .80            1.31             (.38)          (.22)
   March 31, 2006 *                          25.00       .19           .24             .43             (.07)            --
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
H-CLASS
   SEPTEMBER 30, 2008 ##                     24.63       .08          (.90)           (.82)              --             --
   March 31, 2008                            26.46       .58         (1.53)           (.95)            (.79)          (.09)
   March 31, 2007                            25.53       .72           .80            1.52             (.38)          (.22)
   March 31, 2006 *                          25.00       .29           .25             .54             (.07)            --
HEDGED EQUITY FUND A-CLASS
   SEPTEMBER 30, 2008 ##                     22.90       .06         (1.16)          (1.10)              --             --
   March 31, 2008                            26.29       .67         (2.94)          (2.27)           (1.09)          (.03)
   March 31, 2007                            25.86       .82           .63            1.45             (.52)          (.51)
   March 31, 2006 *                          25.00       .26           .65             .91             (.09)            --
HEDGED EQUITY FUND C-CLASS
   SEPTEMBER 30, 2008 ##                     22.46      (.03)        (1.13)          (1.16)              --             --
   March 31, 2008                            25.99       .48         (2.89)          (2.41)           (1.09)          (.03)
   March 31, 2007                            25.76       .62           .63            1.25             (.52)          (.51)
   March 31, 2006 *                          25.00       .16           .65             .81             (.09)            --
HEDGED EQUITY FUND H-CLASS
   SEPTEMBER 30, 2008 ##                     22.91       .06         (1.16)          (1.10)              --             --
   March 31, 2008                            26.30       .68         (2.95)          (2.27)           (1.09)          (.03)
   March 31, 2007                            25.86       .81           .65            1.46             (.52)          (.51)
   March 31, 2006 *                          25.00       .26           .65             .91             (.09)            --





                                                                           NET INCREASE  NET ASSET
                                                         REDEMPTION       (DECREASE) IN    VALUE,      TOTAL
                                              TOTAL         FEES            NET ASSET      END OF   INVESTMENT
YEAR ENDED                                DISTRIBUTIONS   COLLECTED           VALUE        PERIOD    RETURN+++
----------                                -------------  ----------       -------------  ---------  ----------
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
   SEPTEMBER 30, 2008 ##                      $  --         $ -- Section     $ (.82)       $23.79     (3.33)%
   March 31, 2008                              (.88)          -- Section      (1.83)        24.61     (3.72)%
   March 31, 2007                              (.60)         .01                .92         26.44      6.05%
   March 31, 2006 *                            (.07)         .06                .52         25.52      2.36%
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section       (.89)        23.24     (3.69)%
   March 31, 2008                              (.88)          -- Section      (2.01)        24.13     (4.46)%
   March 31, 2007                              (.60)         .01                .72         26.14      5.28%
   March 31, 2006 *                            (.07)         .06                .42         25.42      1.96%
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section       (.82)        23.81     (3.33)%
   March 31, 2008                              (.88)          -- Section      (1.83)        24.63     (3.71)%
   March 31, 2007                              (.60)         .01                .93         26.46      6.09%
   March 31, 2006 *                            (.07)         .06                .53         25.53      2.40%
HEDGED EQUITY FUND A-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section      (1.10)        21.80     (4.80)%
   March 31, 2008                             (1.12)          -- Section      (3.39)        22.90     (8.98)%
   March 31, 2007                             (1.03)         .01                .43         26.29      5.82%
   March 31, 2006 *                            (.09)         .04                .86         25.86      3.81%
HEDGED EQUITY FUND C-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section      (1.16)        21.30     (5.16)%
   March 31, 2008                             (1.12)          -- Section      (3.53)        22.46     (9.63)%
   March 31, 2007                             (1.03)         .01                .23         25.99      5.05%
   March 31, 2006 *                            (.09)         .04                .76         25.76      3.41%
HEDGED EQUITY FUND H-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section      (1.10)        21.81     (4.80)%
   March 31, 2008                             (1.12)          -- Section      (3.39)        22.91     (8.97)%
   March 31, 2007                             (1.03)         .01                .44         26.30      5.86%
   March 31, 2006 *                            (.09)         .04                .86         25.86      3.81%

                                            RATIOS TO AVERAGE NET ASSETS:
                                          --------------------------------


                                                                    NET                 NET ASSETS,
                                                                INVESTMENT  PORTFOLIO  END OF PERIOD
                                            TOTAL    OPERATING    INCOME     TURNOVER      (000'S
YEAR ENDED                                EXPENSES  EXPENSES++    (LOSS)       RATE       OMITTED)
----------                                --------  ----------  ----------  ---------  -------------
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
   SEPTEMBER 30, 2008 ##                  1.98% **    1.40% **    0.58% **     716%       $ 65,136
   March 31, 2008                         1.96%       1.40%       2.18%        509%         42,193
   March 31, 2007                         1.93%       1.43%       2.74%        298%         41,771
   March 31, 2006 *                       1.87% **    1.45% **    2.20% **     127%          5,791
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
C-CLASS
   SEPTEMBER 30, 2008 ##                  2.72% **    2.15% **   (0.11)%**     716%         45,082
   March 31, 2008                         2.71%       2.15%       1.41%        509%         54,857
   March 31, 2007                         2.66%       2.16%       1.99%        298%         48,052
   March 31, 2006 *                       2.65% **    2.23% **    1.42% **     127%          7,352
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
H-CLASS
   SEPTEMBER 30, 2008 ##                  1.97% **    1.40% **    0.63% **     716%        105,780
   March 31, 2008                         1.95%       1.39%       2.21%        509%        141,483
   March 31, 2007                         1.90%       1.40%       2.78%        298%        176,187
   March 31, 2006 *                       1.83% **    1.41% **    2.18% **     127%         30,796
HEDGED EQUITY FUND A-CLASS
   SEPTEMBER 30, 2008 ##                  2.18% **    1.40% **    0.53% **     597%          5,543
   March 31, 2008                         2.04%       1.41%       2.59%        433%          5,553
   March 31, 2007                         2.13%       1.41%       3.15%        282%          7,086
   March 31, 2006 *                       2.10% **    1.44% **    1.91% **     159%          1,672
HEDGED EQUITY FUND C-CLASS
   SEPTEMBER 30, 2008 ##                  2.94% **    2.15% **   (0.26)%**     597%          3,103
   March 31, 2008                         2.78%       2.15%       1.89%        433%          5,226
   March 31, 2007                         2.89%       2.17%       2.40%        282%          8,312
   March 31, 2006 *                       2.86% **    2.20% **    1.16% **     159%          2,957
HEDGED EQUITY FUND H-CLASS
   SEPTEMBER 30, 2008 ##                  2.19% **    1.40% **    0.49% **     597%         11,601
   March 31, 2008                         2.03%       1.40%       2.63%        433%         16,663
   March 31, 2007                         2.13%       1.41%       3.14%        282%         28,947
   March 31, 2006 *                       2.07% **    1.41% **    1.96% **     159%         17,321

*       SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

**      ANNUALIZED

+       CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++      OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

Section LESS THAN $.01 PER SHARE.

##      UNAUDITED

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION, dated as of May ___, 2009 (the "Agreement"), by and between the Rydex Series Funds, a Delaware statutory trust (the "Trust") on behalf of its Hedged Equity Fund (the "Acquired Fund"), and the Trust, on behalf of its Multi-Hedge Strategies Fund (formerly, the Rydex Series Funds Absolute Return Strategies Fund) (the "Surviving Fund") to provide for the reorganization of the Acquired Fund into the Surviving Fund. PADCO Advisors, Inc. (the "Advisor") joins this Agreement solely for purposes of Section 13. The Acquired Fund and the Surviving Fund are sometimes referred to collectively, as the "Funds" and individually, as a "Fund."

                             PRELIMINARY STATEMENTS

      The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and each of the Acquired Fund and the Surviving Fund is a separate series of the Trust.

      The Board of Trustees (the "Board") of the Trust has determined that the Reorganization (as defined below) is in the best interests of each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization.

      In consideration of the mutual premises contained in this Agreement, the parties hereto agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and (b) shares of the Surviving Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such shares of the Surviving Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund on the terms and conditions in this Agreement (the "Reorganization"). Shares of the Surviving Fund that are given in exchange for the assets of the Acquired Fund and the assumption of liabilities are referred to as the "Surviving Fund Shares," and the shares of the Acquired Fund that are held by the holders of such shares at the Effective Time are referred to as the "Acquired Fund Shares." For purposes of this Agreement, the term "Surviving Fund Shares" refers to all share classes of the Surviving Fund.

      The Reorganization is intended to be a tax-free "reorganization" within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that the Reorganization is intended to be tax-free with respect to the Surviving Fund for federal income tax purposes.

                                   AGREEMENTS

      The parties to this Agreement covenant and agree as follows:

      1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title to those assets, free and clear of all liens, encumbrances and adverse claims, and assign its liabilities to the Surviving Fund.

      The Surviving Fund shall acquire all the assets, and shall assume all the liabilities, of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Surviving Fund of a number of its Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. The assets and liabilities of the Acquired Fund, shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, shall, after the Effective Time, attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. If the Acquired Fund is unable to make delivery of any of its portfolio securities pursuant to this Section to the Surviving Fund for the reason that any of such securities purchased by the Acquired Fund have not yet been delivered to it by the Acquired Fund's broker or brokers, then in lieu of such delivery, the Acquired Fund shall deliver to the Surviving Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Surviving Fund, including brokers' confirmation slips.

      2. TRANSFER OF ASSETS. The assets of the Acquired Fund to be acquired by the Surviving Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill and intangible property, and deferred or prepaid expenses as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

      3. LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND. At the Effective Time, the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of H-Class Shares, A-Class Shares and C-Class Shares of Surviving Fund Shares equal in value to the H-Class Shares, A-Class Shares and C-Class Shares of Acquired Fund Shares held by that shareholder. This liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of record of the Acquired Fund and representing the respective number of Surviving Fund Shares due that shareholder. Following the complete liquidation of the Acquired Fund, all shares of the Acquired Fund shall then be cancelled on the books of the Acquired Fund. Officers of the Acquired Fund shall make all necessary filings with the Securities and Exchange Commission ("SEC") and other governmental entities to effectuate the termination of the Acquired Fund under the 1940 Act and Delaware law.

      4. REPRESENTATIONS AND WARRANTIES OF THE SURVIVING FUND. The Surviving Fund represents and warrants to the Acquired Fund as follows:

      (a) SHARES TO BE ISSUED UPON REORGANIZATION. The Surviving Fund Shares to be issued in connection with the Reorganization (i) have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable, and (ii) will be duly registered in conformity with applicable federal and state securities laws, and no shareholder of the Surviving Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect to the Surviving Fund's Shares.

      (b) LIABILITIES. The Surviving Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its most recent statement of assets and liabilities and those incurred in the ordinary course of the Surviving Fund's business as an investment company since the date of its most recent statement of assets and liabilities.

      (c) LITIGATION. Except as previously disclosed to the Surviving Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Surviving Fund, threatened that would materially adversely affect the Surviving Fund or its assets or business or that would prevent or hinder in any material respect consummation of the transactions contemplated by this Agreement.

      (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Surviving Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Surviving Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of these returns.

      (e) FEES AND EXPENSES. As of the Effective Time, there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Agreement.

      5. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to the Surviving Fund as follows:

      (a) MARKETABLE TITLE TO ASSETS. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund. Upon delivery and payment for these assets, the Surviving Fund will have good and marketable title to the assets without restriction on the transfer of the assets free and clear of all liens, encumbrances and adverse claims.

      (b) LIABILITIES. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its most recent statement of assets and liabilities and those incurred in the ordinary course of the Acquired Fund's business as an investment company since the date of its most recent statement of assets and liabilities.

      (c) LITIGATION. Except as previously disclosed to the Surviving Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Fund, threatened that would materially adversely affect the Acquired Fund or its assets or business or that would prevent or hinder in any material respect consummation of the transactions contemplated by this Agreement.

      (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of those returns.

      (e) FEES AND EXPENSES. As of the Effective Time, there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Agreement.

      6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND. The obligations of the Surviving Fund under this Agreement shall be subject to the following conditions:

      (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

      (b) The Trust shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that:

      (1) the Acquired Fund is a separate series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

      (2) the shares of the Acquired Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquired Fund;

      (3) this Agreement has been duly authorized, executed and delivered by the Acquired Fund and represents a valid and binding contract of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      (4) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Trust or any material agreement known to such counsel to which the Acquired Fund is a party or by which it is bound;

      (5) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

      (6) the Trust is registered as an investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

      Such opinion: (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the registration statement/information statement on Form N-14 (the "Registration Statement") relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Acquired Fund with certain officers of the Acquired Fund and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquired Fund, the Registration Statement or any amendment thereof or supplement thereto, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Acquired Fund contained or incorporated by reference in the Registration Statement; and
(iii) shall state that such opinion is solely for the benefit of the Trust and its Board of Trustees and officers.

      In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers' certificates and certificates of public officials.

      7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND. The obligations of the Acquired Fund under this Agreement shall be subject to the following conditions:

      (a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

      (b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Effective Time, to the effect that:

      (1) the Surviving Fund is a separate series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

      (2) the shares of the Surviving Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Surviving Fund and the Surviving Fund Shares to be delivered to the Acquired Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this

Agreement, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Surviving Fund, and no shareholder of the Surviving Fund has any option, warrant or preemptive right to subscription or purchase in respect thereof based on a review of the Trust's Agreement and Declaration of Trust and By-laws and otherwise to such counsel's knowledge;

      (3) the Board of Trustees of the Trust has duly authorized the Surviving Fund as a class of units of beneficial interest of the Trust pursuant to the terms of the Agreement and Declaration of Trust of the Surviving Trust;

      (4) this Agreement has been duly authorized, executed and delivered by the Surviving Fund and represents a valid and binding contract of the Surviving Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability related to or affecting creditors' rights and to general equity principles.

      (5) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Trust or any material agreement known to such counsel to which the Surviving Fund is a party or by which it is bound;

      (6) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Surviving Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

      (7) the Trust is registered as an investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

      Such opinion: (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Registration Statement relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Surviving Fund and the Surviving Trust with certain officers of the Surviving Trust and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Surviving Trust and the Surviving Fund, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Surviving Trust or the Surviving Fund contained or incorporated by reference in the Registration Statement; and (iii) shall state that such opinion is solely for the benefit of the Trust and its Board of Trustees and officers.

      In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers' certificates and certificates of public officials.

      8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE SURVIVING FUND. The obligations of the Acquired Fund and the Surviving Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions as of the Effective Time:

            (a) The Board, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

            (b) Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

            (c) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

            (d) The Surviving Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

            (e) The Board, at a meeting duly called for such purpose, shall have authorized the issuance by the Surviving Fund of Surviving Fund Shares at the Effective Time in exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

            (f) Prior to the Effective Time, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Effective Time.

            (g) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

            (i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

            (ii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

            (iii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

            (iv) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

            (v) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged.

            (vi) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Effective Time.

            (vii) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

            (viii) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

            (ix) The Surviving Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and
(c), 382, 383 and 384 of the Code.

      No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any shareholder of the Acquired Fund that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

      Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 8(g).

      9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Fund's assets for corresponding Surviving Fund Shares shall be effective at 4:00 p.m., Eastern Time on May __, 2009, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

      10. TERMINATION. This Agreement and the transactions contemplated by this Agreement may be terminated and abandoned with respect to the Surviving Fund and/or the Acquired Fund, without penalty, by resolution of the Board or at the discretion of any duly authorized officer of the Trust at any time prior to the Effective Time, if circumstances should develop that, in the opinion of the Board or such officer, make proceeding with the Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of the Surviving Fund, the Acquired Fund, the Trust, the Board, or officers of the Trust.

      11. AMENDMENT AND WAIVER. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, that no amendment may have the effect of changing the provisions for determining the number or value of Surviving Fund Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of the Acquired Fund's shareholders. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (this waiver must be in writing and authorized by the President or any Vice President of the Trust).

      12. INDEMNIFICATION.

      (a) The Surviving Fund shall indemnify, defend and hold harmless the Acquired Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

      (b) The Acquired Fund, with respect to any claim asserted prior to the Effective Time, shall indemnify, defend and hold harmless the Surviving Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

      13. FEES AND EXPENSES. Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by PADCO Advisors, Inc., the Advisor to the Funds. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement;
(iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. PADCO Advisors, Inc. agrees that all such fees and expenses so borne and paid, shall be paid directly by PADCO Advisors, Inc. (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders' expenses, if any.

      14. HEADINGS, COUNTERPARTS, ASSIGNMENT.

      (a) The article and section headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

      (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      (c) This Agreement shall be binding upon and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer of any rights or obligations shall be made by any party without the written consent of the other party. Nothing in this Agreement expressed or implied is intended nor shall be construed to confer upon or give any person, firm or corporation (other than the parties and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

      15. ENTIRE AGREEMENT. The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to this Agreement or in connection with this Agreement shall survive the consummation of the transactions contemplated under this Agreement.

      16. FURTHER ASSURANCES. The Surviving Fund and Acquired Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated by this Agreement.

      17. BINDING NATURE OF AGREEMENT. As provided in the Trust's Bylaws, as amended and supplemented to date, this Agreement was authorized by the Trustees of the Trust, on behalf of the Surviving Fund and the Acquired Fund, as Trustees and not individually, and executed by the undersigned officers of the Trust, as officers and not individually. The obligations of this Agreement are not binding upon the undersigned officers, Trustees, shareholders, nominees or agents individually, but are binding only upon the assets and property of the Acquired Fund and Surviving Fund. Moreover, no class or series of the Trust shall be liable for the obligations of any other classes or series of the Trust.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                      RYDEX SERIES FUNDS
                                      on behalf of Hedged Equity Fund

                                      By:
                                         --------------------------------------
                                      Name: [Insert Name]
                                      Title: [Insert Title]

                                      RYDEX SERIES FUNDS
                                      on behalf of Multi-Hedge Strategies Fund

                                      By:
                                         --------------------------------------
                                      Name: [Insert Name]
                                      Title: [Insert Title]

                                      SOLELY FOR PURPOSES OF SECTION 13.
                                      PADCO Advisors, Inc.

                                      By:
                                         --------------------------------------
                                      Name:     [Insert Name]
                                      Title: [Insert Title]

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (800) 820-0888

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                               HEDGED EQUITY FUND
                                   a series of
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

                      By and in Exchange for the Shares of

                           MULTI-HEDGE STRATEGIES FUND
                                   a series of
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

                                   May 1, 2009

      This Statement of Additional Information (the "SAI"), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Rydex Series Trust Hedged Equity Fund (the "Hedged Equity Fund" or the "Acquired Fund") to the Rydex Series Trust Multi-Hedge Strategies Fund (the "Multi-Hedge Strategies Fund" or the "Surviving Fund" and, together with the Hedged Equity Fund, the "Funds") (the "Reorganization"), should be read in conjunction with the Prospectus/Information Statement dated May 1, 2009 relating specifically to the Reorganization (the "Prospectus"). Copies of the Prospectus may be obtained at no charge by calling the Trust at (800) 820-0888.

      This SAI, relating specifically to the Reorganization, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

      1. The Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated August 1, 2008.

      2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Annual Reports for the period ended March 31, 2008 (together, the "Annual Reports"). No other parts of the Annual Reports are incorporated herein by reference.

      3. The unaudited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Semi-Annual Reports for the year ended September 30, 2008 (together, the "Semi-Annual Reports"). No other parts of the Semi-Annual Reports are incorporated herein by reference.

TABLE OF CONTENTS -


A. General Information.........................................................
B. Additional Information About the Acquired Fund and the Surviving Fund.......
C. Financial Statements........................................................
D. Pro Forma Financial Statements (Unaudited)..................................
E. Miscellaneous...............................................................

      A. GENERAL INFORMATION

      The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the "Plan") which contemplates the transfer of all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund.

      After the transfer of all its assets and liabilities in exchange for H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund at the closing of the Reorganization will receive H-Class Shares, A-Class Shares, and C-Class Shares, respectively, of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Surviving Fund for each shareholder. In connection with the Reorganization, all outstanding H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.

      B. ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE SURVIVING FUND

      This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated August 1, 2008.

      C. FINANCIAL STATEMENTS

      Historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:

      1. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Annual Reports are incorporated herein by reference to such Annual Reports. No other parts of the Annual Reports are incorporated herein by reference; and

      2. The unaudited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Semi-Annual Reports are incorporated herein by reference to such Semi-Annual Reports. No other parts of the Semi-Annual Reports are incorporated herein by reference.

      D. PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on October 1, 2007.

      The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of September 30, 2008. The unaudited pro forma combined statement of operations presents the combined results of operations of the Acquired Fund and Surviving Fund for the twelve month period ended September 30, 2008. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at October 1, 2007. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at September 30, 2008, and for the twelve-month period then ended under U.S. generally accepted accounting principals.

      Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Acquired Fund for pre-combination periods will not be combined/consolidated or included with the results of the Surviving Fund.

      The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.

                  Pro Forma Schedule of Investments (Unaudited)
    Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma Multi-Hedge
                       Strategies Fund September 30, 2008

                                                MULTI-HEDGE                 HEDGED EQUITY             PRO FORMA
                                              STRATEGIES FUND                   FUND                   COMBINED
                                         -------------------------    -----------------------    ----------------------
                                                           MARKET                    MARKET                    MARKET
                                             SHARES        VALUE         SHARES       VALUE        SHARES       VALUE
                                             ------        ------        ------      ------        ------      ------
COMMON STOCKS 52.3%
FINANCIALS 9.1%
Darwin Professional Underwriters,
Inc.*..................................       39,830     1,239,112                                  39,830    1,239,112
Charles Schwab Corp. Section...........       40,319     1,048,294         4,710      122,460       45,029    1,170,754
Allied World Assurance Company
Holdings Ltd...........................       27,699       983,868         3,450      122,545       31,149    1,106,413
Nationwide Financial Services, Inc.....       21,010     1,036,423                                  21,010    1,036,423
Aon Corp. Section......................       20,549       923,883         2,410      108,354       22,959    1,032,237
Hilb Rogal & Hobbs Co..................       17,249       806,218                                  17,249      806,218
Travelers Companies, Inc. Section......       14,800       668,960         2,080       94,016       16,880      762,976
Loews Corp. Section....................       16,929       668,526         1,990       78,585       18,919      747,111
Plum Creek Timber Co., Inc. (REIT)
 Section...............................       11,990       597,821         1,190       59,333       13,180      657,154
Annaly Capital Management, Inc.........       41,069       552,378         5,010       67,384       46,079      619,762
MetLife, Inc. Section..................        9,330       522,480         1,310       73,360       10,640      595,840
Axis Capital Holdings Ltd..............       15,690       497,530         2,210       70,079       17,900      567,609
Blackrock, Inc.........................        2,580       501,810           300       58,350        2,880      560,160
Castlepoint Holdings Ltd...............       49,490       550,824                                  49,490      550,824
JPMorgan Chase & Co. Section...........       10,310       481,477         1,450       67,715       11,760      549,192

PartnerRe Ltd...............................        7,020       477,992           990       67,409        8,010      545,401
Hanover Insurance Group, Inc. Section.......       10,300       468,856         1,450       66,004       11,750      534,860
Unum Group Section..........................       18,239       457,799         2,140       53,714       20,379      511,513
AFLAC, Inc. Section.........................        7,200       423,000           840       49,350        8,040      472,350
Invesco Ltd. Section........................       19,179       402,375         2,700       56,646       21,879      459,021
Transatlantic Holdings, Inc.................        7,220       392,407         1,020       55,437        8,240      447,844
Arthur J. Gallagher & Co. Section...........       14,660       376,175         2,060       52,860       16,720      429,035
Federated Investors, Inc. -- Class B
 Section....................................       13,070       377,069         1,620       46,737       14,690      423,806
Philadelphia Consolidated Holding
Corp.*......................................        6,930       405,890                                   6,930      405,890
Liberty Media Corp. - Capital*..............       28,740       384,541         4,050       54,189       32,790      438,730
Chubb Corp. Section.........................        6,000       329,400           840       46,116        6,840      375,516
Allstate Corp. Section......................        6,970       321,456           980       45,198        7,950      366,654
Hudson City Bancorp, Inc. Section...........       17,769       327,838         2,080       38,376       19,849      366,214
ProLogis Section............................        7,640       315,303         1,070       44,159        8,710      359,462
T. Rowe Price Group, Inc. Section...........        5,900       316,889           560       30,078        6,460      346,967
Janus Capital Group, Inc. Section...........       12,210       296,459         1,410       34,235       13,620      330,694
Goldman Sachs Group, Inc. Section...........        2,000       256,000           280       35,840        2,280      291,840
Ameriprise Financial, Inc. Section..........        6,130       234,166           860       32,852        6,990      267,018
Health Care REIT, Inc. Section..............        3,820       203,339           450       23,953        4,270      227,292
Northern Trust Corp. Section................        2,800       202,160           260       18,772        3,060      220,932
Hartford Financial Services Group,
Inc. Section................................        4,140       169,699           580       23,774        4,720      193,473
Nationwide Health Properties, Inc.
 Section....................................        4,370       157,233           520       18,710        4,890      175,943
Everest Re Group Ltd. Section...............        1,740       150,562           250       21,632        1,990      172,194
HCP, Inc. Section...........................        3,620       145,271           450       18,059        4,070      163,330
People's United Financial, Inc..............        7,320       140,910         1,030       19,827        8,350      160,737
Host Hotels & Resorts, Inc. Section.........       10,240       136,090         1,440       19,138       11,680      155,228
W.R. Berkley Corp. Section..................        5,730       134,941           810       19,075        6,540      154,016
American Financial Group, Inc. Section......        4,490       132,455           630       18,585        5,120      151,040
Cincinnati Financial Corp. Section..........        4,290       122,008           600       17,064        4,890      139,072
State Street Corp. Section..................        2,110       120,017           240       13,651        2,350      133,668
Macerich Co. Section........................        1,800       114,570           250       15,913        2,050      130,483
Waddell & Reed Financial, Inc. --
Class A Section.............................        3,650        90,337           360        8,910        4,010       99,247
Protective Life Corp. Section...............        2,870        81,824           400       11,404        3,270       93,228
Genworth Financial, Inc. -- Class A
 Section....................................        8,320        71,635         1,170       10,074        9,490       81,709
NYSE Euronext Section.......................        1,270        49,759           180        7,052        1,450       56,811
Endurance Specialty Holdings Ltd............        1,240        38,341           170        5,256        1,410       43,597
Jones Lang LaSalle, Inc. Section............          690        30,001           120        5,218          810       35,219
IntercontinentalExchange, Inc.*
 Section....................................          220        17,750            30        2,420          250       20,170
Leucadia National Corp. Section.............          290        13,178           290       13,178

TOTAL FINANCIALS............................                 19,965,299                  2,029,868                21,995,167

HEALTH CARE 8.1%
Thermo Fisher Scientific, Inc.* Section.....       24,399     1,341,945         3,190      175,450       27,589    1,517,395
Baxter International, Inc. Section..........       17,749     1,164,867         2,180      143,073       19,929    1,307,940
Applied Biosystems Inc......................       35,979     1,232,281                                  35,979    1,232,281
Apria Healthcare Group, Inc.*...............       65,309     1,191,236                                  65,309    1,191,236
Alpharma, Inc. -- Class A*..................       30,224     1,114,963                                  30,224    1,114,963

Genentech, Inc.*...........................       12,520     1,110,274                                  12,520    1,110,274
Vital Signs, Inc...........................       14,610     1,079,679                                  14,610    1,079,679
Datascope Corp.............................       17,978       928,204                                  17,978      928,204
HLTH Corp.*................................       64,540       737,692                                  64,540      737,692
Barr Pharmaceuticals, Inc.*................        9,680       632,104                                   9,680      632,104
LifePoint Hospitals, Inc.* Section.........       15,359       493,638         2,160       69,422       17,519      563,060
Hill-Rom Holdings, Inc. Section............       15,290       463,440         2,150       65,166       17,440      528,606
C.R. Bard, Inc. Section....................        4,880       462,966           690       65,460        5,570      528,426
WellPoint, Inc.* Section...................        9,030       422,333         1,270       59,398       10,300      481,731
ImClone Systems, Inc.*.....................        7,280       454,563         7,280      454,563
Express Scripts, Inc.* Section.............        5,360       395,675           630       46,507        5,990      442,182
Covance, Inc.* Section.....................        3,870       342,147           500       44,205        4,370      386,352
Pfizer, Inc. Section.......................       18,350       338,374         2,580       47,575       20,930      385,949
Millipore Corp.* Section...................        4,710       324,048           690       47,472        5,400      371,520
Techne Corp.* Section......................        4,350       313,722           550       39,666        4,900      353,388
Charles River Laboratories
International, Inc.* Section...............        4,600       255,438           630       34,984        5,230      290,422
DENTSPLY International, Inc. Section.......        6,550       245,887           890       33,411        7,440      279,298
Medco Health Solutions, Inc.* Section......        5,060       227,700           590       26,550        5,650      254,250
Pharmaceutical Product Development,
Inc. Section...............................        5,320       219,982           710       29,358        6,030      249,340
Hologic, Inc.* Section.....................       10,870       210,117         1,550       29,961       12,420      240,078
McKesson Corp. Section.....................        3,680       198,021           520       27,981        4,200      226,002
Aetna, Inc. Section........................        5,290       191,022           740       26,721        6,030      217,743
Biogen Idec, Inc.* Section.................        3,640       183,056           450       22,631        4,090      205,687
Quest Diagnostics, Inc. Section............        3,060       158,110           430       22,218        3,490      180,328
Perrigo Co. Section........................        3,520       135,379           410       15,769        3,930      151,148
Coventry Health Care, Inc.* Section........        2,770        90,164           390       12,695        3,160      102,859
Community Health Systems, Inc.*
 Section...................................        2,860        83,827           400       11,724        3,260       95,551
Illumina, Inc.*............................        2,020        81,871           260       10,538        2,280       92,409
Waters Corp.* Section......................        1,290        75,052           210       12,218        1,500       87,270
Amgen, Inc.* Section.......................        1,230        72,902           200       11,854        1,430       84,756
BioMarin Pharmaceuticals, Inc.*............        2,550        67,550           240        6,358        2,790       73,908
Inverness Medical Innovations*.............          388        73,720           388       73,720
PerkinElmer, Inc. Section..................        2,160        53,935           360        8,989        2,520       62,924
Bio-Rad Laboratories, Inc. -- Class A*.....          540        53,525            90        8,921          630       62,446
Medtronic, Inc. Section....................        1,060        53,106           180        9,018        1,240       62,124
Alcon, Inc. -- SP ADR......................          320        51,683            50        8,076          370       59,759
Bruker BioSciences Corp.*..................        3,730        49,721           620        8,265        4,350       57,986
Humana, Inc.* Section......................        1,220        50,264           170        7,004        1,390       57,268
Parexel International Corp.*...............        1,540        44,136           250        7,165        1,790       51,301
Covidien Ltd. Section......................          750        40,320           120        6,451          870       46,771
Varian, Inc.* Section......................          790        33,891           130        5,577          920       39,468
Becton, Dickinson & Co. Section............          400        32,104            70        5,618          470       37,722
Intuitive Surgical, Inc.* Section..........          140        33,737            10        2,410          150       36,147
Zimmer Holdings, Inc.* Section.............          420        27,115            70        4,519          490       31,634
St. Jude Medical, Inc.* Section............          620        26,964           100        4,349          720       31,313
Cephalon, Inc.* Section....................          270        20,922            40        3,100          310       24,022
Varian Medical Systems, Inc.* Section......          360        20,567            60        3,428          420       23,995
Myriad Genetics, Inc.*.....................          230        14,922            40        2,595          270       17,517

Alexion Pharmaceuticals, Inc.*.................          380        14,934            60        2,358          440       17,292
OSI Pharmaceuticals, Inc.*.....................          300        14,787            50        2,465          350       17,252
Invitrogen Corp.*..............................          430        16,254                                     430       16,254
United Therapeutics Corp.*.....................          120        12,620            20        2,103          140       14,723
Vertex Pharmaceuticals, Inc.* Section..........          290         9,640            60        1,994          350       11,634
Inverness Medical Innovations, Inc.*...........          250         7,500            60        1,800          310        9,300
UnitedHealth Group, Inc. Section...............                                        1           25            1           25

TOTAL HEALTH CARE..............................                 17,780,342                  1,260,849                19,041,191

CONSUMER DISCRETIONARY 6.2%
Nike, Inc. -- Class B Section..................       16,179     1,082,375         1,900      127,110       18,079    1,209,485
McDonald's Corp. Section.......................       15,359       947,650         1,800      111,060       17,159    1,058,710
Landry's Restaurants, Inc.+....................       60,518       941,055                                  60,518      941,055
Wendy's/Arby's Group, Inc. - Class A...........      143,858       756,695                                 143,858      756,695
Hasbro, Inc. Section...........................       18,730       650,306         2,440       84,717       21,170      735,023
Service Corporation International Section......       76,267       637,592         9,110       76,160       85,377      713,752
Amazon.com, Inc.* Section......................        8,620       627,191         1,030       74,943        9,650      702,134
Burger King Holdings, Inc......................       20,299       498,544         2,480       60,909       22,779      559,453
Regal Entertainment Group -- Class A+..........       30,080       474,662         4,230       66,749       34,310      541,411
TJX Companies, Inc. Section....................       15,239       465,094         1,790       54,631       17,029      519,725
Stewart Enterprises, Inc. -- Class A+..........       59,878       470,641                                  59,878      470,641
Walt Disney Co. Section........................        9,970       305,979         1,400       42,966       11,370      348,945
Comcast Corp. -- Class A Section...............       13,930       273,446         1,960       38,475       15,890      311,921
Mohawk Industries, Inc.* Section...............        4,020       270,908           570       38,412        4,590      309,320
Home Depot, Inc. Section.......................       10,190       263,819         1,430       37,023       11,620      300,842
Time Warner, Inc. Section......................       18,540       243,059         2,610       34,217       21,150      277,276
Liberty Global, Inc. -- Class A*...............        7,370       223,311         1,040       31,512        8,410      254,823
DIRECTV Group, Inc.* Section...................        7,800       204,126         1,100       28,787        8,900      232,913
Lowe's Companies, Inc. Section.................        8,540       202,313         1,230       29,139        9,770      231,452
Royal Caribbean Cruises Ltd.+..................        9,530       197,748         1,340       27,805       10,870      225,553
Carnival Corp. Section.........................        5,460       193,011           770       27,219        6,230      220,230
GameStop Corp. -- Class A* Section.............        5,660       193,629           650       22,236        6,310      215,865
DreamWorks Animation SKG, Inc. --
Class A* Section...............................        5,260       165,427           740       23,273        6,000      188,700
BorgWarner, Inc. Section.......................        5,010       164,178           590       19,334        5,600      183,512
CKX, Inc.*.....................................       29,268       180,291        29,268      180,291
DeVry, Inc. Section............................        3,130       155,060           350       17,339        3,480      172,399
Ross Stores, Inc. Section......................        4,170       153,498           490       18,037        4,660      171,535
CTC Media, Inc.*...............................        9,180       137,700         1,130       16,950       10,310      154,650
Bluegreen Corp.*...............................       22,340       154,369                                  22,340      154,369
LKQ Corp.*.....................................        7,990       135,590           940       15,952        8,930      151,542
Yum! Brands, Inc. Section......................        3,770       122,940           440       14,348        4,210      137,288
Hanesbrands, Inc.* Section.....................        4,860       105,705           570       12,397        5,430      118,102
Snap-On, Inc. Section..........................        1,940       102,160           230       12,112        2,170      114,272
Whirlpool Corp. Section........................        1,260        99,905           180       14,272        1,440      114,177
Central European Media Enterprises
Ltd. -- Class A*+..............................        1,460        95,484           190       12,426        1,650      107,910
Strayer Education, Inc. Section................          370        74,096            20        4,005          390       78,101

Discovery Communications, Inc. -
Class A*...........................................        4,765        67,901           560        7,980        5,325       75,881
Discovery Communications, Inc.*....................        4,765        67,472           560        7,930        5,325       75,402
Penske Auto Group, Inc.+...........................        5,730        65,723           810        9,291        6,540       75,014
Barnes & Noble, Inc. Section.......................        2,430        63,374           340        8,867        2,770       72,241
priceline.com, Inc.* Section.......................          920        62,956           100        6,843        1,020       69,799
Johnson Controls, Inc. Section.....................        1,690        51,258           240        7,279        1,930       58,537
Apollo Group, Inc. -- Class A* Section.............          790        46,847            80        4,744          870       51,591
Big Lots, Inc.* Section............................        1,620        45,085           230        6,401        1,850       51,486
Tiffany & Co. Section..............................        1,220        43,334           170        6,038        1,390       49,372
Autoliv, Inc.......................................        1,220        41,175           170        5,738        1,390       46,913
Dick's Sporting Goods, Inc.* Section...............        1,990        38,964           280        5,482        2,270       44,446
CBS Corp. Section..................................        2,610        38,054           370        5,395        2,980       43,449
Weight Watchers International, Inc.................        1,010        36,966           170        6,222        1,180       43,188
Matthews International Corp. -- Class A Section....          530        26,892            90        4,567          620       31,459
Corinthian Colleges, Inc.* Section.................        1,730        25,950           290        4,350        2,020       30,300
TRW Automotive Holdings Corp.*.....................        1,610        25,615           230        3,659        1,840       29,274
Urban Outfitters, Inc.* Section....................          910        29,002                                     910       29,002
Regis Corp. Section................................          850        23,375           140        3,850          990       27,225
AutoZone, Inc.* Section............................          200        24,668            20        2,467          220       27,135
Sotheby's Section..................................        1,080        21,665           180        3,611        1,260       25,276
Coinstar, Inc.*....................................          620        19,840           100        3,200          720       23,040
ITT Educational Services, Inc.* Section............          230        18,609            40        3,236          270       21,845
Capella Education Co.*.............................          360        15,430            60        2,572          420       18,002
Advance Auto Parts, Inc. Section...................          350        13,881            40        1,586          390       15,467
Ascent Media Corp. - Class A*......................          476        11,619            56        1,367          532       12,986
M.D.C. Holdings, Inc. Section......................          170         6,220            20          732          190        6,952
Brunswick Corp.....................................                                       16          205           16          205

TOTAL CONSUMER DISCRETIONARY.......................                 12,901,432                  1,318,127                14,219,559

UTILITIES 5.8%
Puget Energy, Inc..................................       49,219     1,314,147                                  49,219    1,314,147
UGI Corp...........................................       41,218     1,062,600         5,090      131,220       46,308    1,193,820
Constellation Energy Group, Inc....................       44,460     1,080,378                                  44,460    1,080,378
TECO Energy, Inc. Section..........................       57,488       904,286         6,850      107,750       64,338    1,012,036
TransAlta Corp.+...................................       32,190       884,581                                  32,190      884,581
FirstEnergy Corp. Section..........................       11,419       764,959         1,340       89,767       12,759      854,726
Calpine Corp.*.....................................       63,869       830,297                                  63,869      830,297
Public Service Enterprise Group, Inc. Section......       19,409       636,421         2,240       73,450       21,649      709,871
Questar Corp. Section..............................       14,050       574,926         1,650       67,518       15,700      642,444
Energen Corp. Section..............................       12,409       561,880         1,460       66,109       13,869      627,989
Atmos Energy Corp..................................       18,859       502,027         2,660       70,809       21,519      572,836
American Water Works Company, Inc..................       22,660       487,190         3,190       68,585       25,850      555,775
MDU Resources Group, Inc. Section..................       15,739       456,431         1,850       53,650       17,589      510,081
National Fuel Gas Co. Section......................       10,820       456,388         1,210       51,038       12,030      507,426
Pepco Holdings, Inc. Section.......................       19,300       442,163         2,720       62,315       22,020      504,478
DTE Energy Co. Section.............................       10,420       418,050         1,470       58,976       11,890      477,026

DPL, Inc. Section..........................       15,680       388,864         2,210       54,808       17,890      443,672
Oneok, Inc. Section........................        5,490       188,856           640       22,016        6,130      210,872
AES Corp.* Section.........................       13,720       160,387         2,200       25,718       15,920      186,105
Xcel Energy, Inc. Section..................        7,950       158,920         1,120       22,389        9,070      181,309
Equitable Resources, Inc. Section..........        3,570       130,948           210        7,703        3,780      138,651
SCANA Corp. Section........................        2,330        90,707           330       12,847        2,660      103,554
Exelon Corp. Section.......................        1,520        95,182           110        6,888        1,630      102,070
NRG Energy, Inc.*..........................        1,780        44,055         1,780       44,055
PG&E Corp. Section.........................                                        1           37            1           37

TOTAL UTILITIES............................                 12,590,588                  1,097,648                13,688,236

INFORMATION TECHNOLOGY 5.6%
Greenfield Online, Inc.*...................       82,447     1,434,578                                  82,447    1,434,578
Photon Dynamics, Inc.*.....................       83,167     1,276,613                                  83,167    1,276,613
NDS Group PLC - SP ADR*....................       21,070     1,177,602                                  21,070    1,177,602
International Rectifier Corp.*.............       51,696       983,258                                  51,696      983,258
SI International, Inc.*....................       22,890       687,845                                  22,890      687,845
Secure Computing Corp.*....................      123,710       677,931                                 123,710      677,931
Foundry Networks, Inc.*....................       33,799       615,480                                  33,799      615,480
Synopsys, Inc.* Section....................       22,830       455,459         3,210       64,039       26,040      519,498
Hewlett-Packard Co. Section................        8,680       401,363         1,220       56,413        9,900      457,776
Applied Materials, Inc. Section............       21,100       319,243         2,970       44,936       24,070      364,179
QLogic Corp.* Section......................       20,499       314,865         2,400       36,864       22,899      351,729
VeriSign, Inc.* Section....................       11,520       300,442         1,320       34,426       12,840      334,868
Qualcomm, Inc. Section.....................        5,810       249,656           680       29,220        6,490      278,876
Hewitt Associates, Inc. -- Class A*........        6,160       224,470           720       26,237        6,880      250,707
MasterCard, Inc. Section...................        1,270       225,209           140       24,826        1,410      250,035
Amphenol Corp. Section.....................        5,140       206,320           630       25,288        5,770      231,608
United Online, Inc.........................       23,859       224,513                                  23,859      224,513
Arrow Electronics, Inc.* Section...........        7,470       195,863         1,050       27,531        8,520      223,394
Dolby Laboratories, Inc. -- Class A*.......        5,390       189,674           630       22,170        6,020      211,844
Western Digital Corp.* Section.............        8,190       174,611           960       20,467        9,150      195,078
MEMC Electronic Materials, Inc.* Section...        5,990       169,277           830       23,456        6,820      192,733
Avnet, Inc.* Section.......................        6,080       149,750           860       21,182        6,940      170,932
Affiliated Computer Services, Inc. --
Class A* Section...........................        2,780       140,751           390       19,746        3,170      160,497
Computer Sciences Corp.* Section...........        3,490       140,263           490       19,693        3,980      159,956
Lam Research Corp.* Section................        4,390       138,241           620       19,524        5,010      157,765
Zebra Technologies Corp. -- Class A*
 Section...................................        4,910       136,744           690       19,216        5,600      155,960
Apple, Inc.* Section.......................        1,170       132,982           130       14,776        1,300      147,758
Trimble Navigation Ltd.* Section...........        4,620       119,473           540       13,964        5,160      133,437
Fidelity National Information
Services, Inc. Section.....................        5,560       102,638           970       17,906        6,530      120,544
ANSYS, Inc.* Section.......................        2,510        95,054           240        9,089        2,750      104,143
Novellus Systems, Inc.* Section............        4,420        86,809           620       12,177        5,040       98,986
Compuware Corp.* Section...................        8,439        81,774           990        9,593        9,429       91,367
EchoStar Corp. -- Class A*.................        3,180        76,638           450       10,845        3,630       87,483
Itron, Inc.*...............................          840        74,365           100        8,853          940       83,218

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

Sohu.com, Inc.*...............................        1,120        62,440           120        6,690        1,240       69,130
Flir Systems, Inc.* Section...................        1,560        59,935           110        4,226        1,670       64,161
Cypress Semiconductor Corp.* Section..........       10,720        55,958         1,260        6,577       11,980       62,535
CommScope, Inc.* Section......................        1,560        54,038           210        7,274        1,770       61,312
ADC Telecommunications, Inc.* Section.........        6,350        53,658           890        7,520        7,240       61,178
Ingram Micro, Inc. -- Class A* Section........        3,330        53,513           470        7,553        3,800       61,066
KLA-Tencor Corp. Section......................        1,240        39,246           170        5,381        1,410       44,627
Nvidia Corp.* Section.........................        2,760        29,560           520        5,569        3,280       35,129
BMC Software, Inc.* Section...................          740        21,186            90        2,577          830       23,763
Western Union Co. Section.....................          500        12,335            60        1,480          560       13,815
Vishay Intertechnology, Inc.* Section.........                                      480        3,178          480        3,178
Convergys Corp.* Section......................                                        1           15            1           15

TOTAL INFORMATION TECHNOLOGY..................                 12,421,623                    690,477                13,112,100

INDUSTRIALS 5.3%
Northwest Airlines Corp.*.....................      180,626     1,631,053                                 180,626    1,631,053
DRS Technologies, Inc. Section................       15,789     1,211,806                                  15,789    1,211,806
Allied Waste Industries, Inc.*................      100,158     1,112,755                                 100,158    1,112,755
IKON Office Solutions, Inc....................       64,146     1,091,123                                  64,146    1,091,123
Deere & Co. Section...........................       11,230       555,885         1,320       65,340       12,550      621,225
Copart, Inc.* Section.........................       12,960       492,480         1,520       57,760       14,480      550,240
Brink's Co. Section...........................        6,830       416,767           960       58,579        7,790      475,346
SPX Corp. Section.............................        5,130       395,010           620       47,740        5,750      442,750
Flowserve Corp. Section.......................        4,320       383,486           560       49,711        4,880      433,197
AGCO Corp.* Section...........................        7,310       311,479           850       36,218        8,160      347,697
Ryder System, Inc. Section....................        4,550       282,100           650       40,300        5,200      322,400
McDermott International, Inc.*................       10,770       275,173         1,350       34,492       12,120      309,665
Waste Management, Inc. Section................        8,130       256,014         1,140       35,899        9,270      291,913
Norfolk Southern Corp. Section................        3,750       248,287           490       32,443        4,240      280,730
Jacobs Engineering Group, Inc.* Section.......        4,120       223,757           410       22,267        4,530      246,024
Joy Global, Inc. Section......................        4,540       204,936           520       23,473        5,060      228,409
SunPower Corp. Class B*.......................        2,939       202,967           345       23,856        3,284      226,823
Valmont Industries, Inc.......................        2,330       192,668           270       22,326        2,600      214,994
Cummins, Inc. Section.........................        4,180       182,750           470       20,548        4,650      203,298
Eaton Corp. Section...........................        2,780       156,180           390       21,910        3,170      178,090
Precision Castparts Corp. Section.............        1,510       118,958           210       16,544        1,720      135,502
CSX Corp. Section.............................        2,180       118,963           300       16,371        2,480      135,334
Bucyrus International, Inc....................        2,480       110,806           280       12,510        2,760      123,316
Timken Co. Section............................        3,590       101,776           510       14,459        4,100      116,235
GATX Corp. Section............................        2,410        95,364           340       13,454        2,750      108,818
First Solar, Inc.*............................          460        86,899            70       13,224          530      100,123
Kansas City Southern* Section.................        1,960        86,946           250       11,090        2,210       98,036
ABB Ltd. -- SP ADR............................        4,140        80,316           680       13,192        4,820       93,508
Fluor Corp. Section...........................        1,530        85,221           140        7,798        1,670       93,019
Union Pacific Corp. Section...................        1,030        73,295           170       12,097        1,200       85,392
Emerson Electric Co. Section..................        1,750        71,382           290       11,829        2,040       83,211
Quanta Services, Inc.* Section................        2,660        71,847           370        9,994        3,030       81,841
Burlington Northern Santa Fe Corp. Section....          730        67,474           120       11,092          850       78,566
Manitowoc Co., Inc. Section...................        3,920        60,956           550        8,553        4,470       69,509

Canadian National Railway Co...........        1,230        58,831           200        9,566        1,430       68,397
Foster Wheeler Ltd.*...................        1,660        59,943           180        6,500        1,840       66,443
Woodward Governor Co...................        1,540        54,316           250        8,818        1,790       63,134
FTI Consulting, Inc.*..................          690        49,846            80        5,779          770       55,625
Granite Construction, Inc. Section.....        1,060        37,969           120        4,298        1,180       42,267
Energy Conversion Devices, Inc.*.......          560        32,620            90        5,243          650       37,863
Suntech Power Holdings Co. Ltd. - SP
ADR*...................................          850        30,489           140        5,022          990       35,511
Roper Industries, Inc. Section.........          520        29,619            90        5,126          610       34,745
United Rentals, Inc.* Section..........        1,940        29,566           310        4,724        2,250       34,290
SunPower Corp. Class A*................          400        28,372            70        4,965          470       33,337
AMETEK, Inc. Section...................          690        28,131           110        4,485          800       32,616
J.B. Hunt Transport Services, Inc.
 Section...............................          760        25,361           130        4,338          890       29,699
Brady Corp. -- Class A.................          660        23,285           110        3,881          770       27,166
GrafTech International Ltd.*...........        1,240        18,736           210        3,173        1,450       21,909
Con-way Inc. Section...................          390        17,203            60        2,647          450       19,850
Werner Enterprises, Inc. Section.......          760        16,500           130        2,822          890       19,322
Heartland Express, Inc.................        1,000        15,520           160        2,483        1,160       18,003
Regal-Beloit Corp......................          350        14,882            60        2,551          410       17,433
Hubbell, Inc. -- Class B Section.......          410        14,370            70        2,454          480       16,824
Walter Industries, Inc.................          300        14,235            20          949          320       15,184
Knight Transportation, Inc.............          850        14,424           140        2,376          990       16,800
American Superconductor Corp.*.........          550        12,963            90        2,121          640       15,084
Old Dominion Freight Line, Inc.*.......          440        12,470            70        1,984          510       14,454
Belden, Inc............................          380        12,080            60        1,907          440       13,987
Donaldson Company Section..............          200         8,382            20          838          220        9,220
General Cable Corp.*...................          200         7,126            30        1,069          230        8,195
Steelcase, Inc. -- Class A.............          570         6,128            80          860          650        6,988
Boeing Co. Section.....................           50         2,868            10          574           60        3,442

TOTAL INDUSTRIALS......................                 11,733,114                    866,622                12,599,736

CONSUMER STAPLES 4.2%
Wm. Wrigley Jr. Co.....................       17,340     1,376,796                                  17,340    1,376,796
UST, Inc...............................       15,847     1,054,459                                  15,847    1,054,459
Herbalife Ltd..........................       20,400       806,208         2,630      103,938       23,030      910,146
Corn Products International, Inc.......       26,088       842,121                                  26,088      842,121
Molson Coors Brewing Co. -- Class B
Section................................       15,109       706,346         1,820       85,085       16,929      791,431
Costco Wholesale Corp. Section.........        9,780       635,016         1,150       74,669       10,930      709,685
Anheuser-Busch Companies, Inc..........       10,700       694,216                                  10,700      694,216
Dr Pepper Snapple Group, Inc.*.........       17,019       450,663         2,420       64,082       19,439      514,745
PepsiAmericas, Inc. Section............       16,950       351,204         2,120       43,926       19,070      395,130
Bunge Ltd..............................        4,860       307,055           580       36,644        5,440      343,699
Coca-Cola Enterprises, Inc. Section....       14,130       236,960         2,060       34,546       16,190      271,506
Procter & Gamble Co. Section...........        3,060       213,251           510       35,542        3,570      248,793
BJ's Wholesale Club, Inc.* Section.....        5,040       195,854           710       27,591        5,750      223,445
Central European Distribution Corp.*...        4,000       181,640           470       21,343        4,470      202,983
Reynolds American, Inc. Section........        3,570       173,573           500       24,310        4,070      197,883

CVS Caremark Corp. Section..............        4,770       160,558           560       18,850        5,330      179,408
Pepsi Bottling Group, Inc. Section......        4,980       145,267           720       21,002        5,700      166,269
Safeway, Inc. Section...................        6,110       144,929           860       20,399        6,970      165,328
Wal-Mart Stores, Inc. Section...........        1,890       113,192           220       13,176        2,110      126,368
PepsiCo, Inc. Section...................        1,280        91,226           210       14,967        1,490      106,193
SUPERVALU, INC. Section.................        3,660        79,422           620       13,454        4,280       92,876
Kimberly-Clark Corp. Section............        1,210        78,456           200       12,968        1,410       91,424
Diageo PLC -- SP ADR....................          790        54,399           130        8,952          920       63,351
Coca-Cola Co. Section...................        1,000        52,880           180        9,518        1,180       62,398
Clorox Co. Section......................          710        44,510           120        7,523          830       52,033
Energizer Holdings, Inc.* Section.......          400        32,220            70        5,638          470       37,858
Church & Dwight Co., Inc. Section.......          480        29,803            80        4,967          560       34,770
NBTY, Inc.* Section.....................          680        20,074           230        6,790          910       26,864
Brown-Forman Corp. -- Class B Section...          250        17,953            40        2,872          290       20,825
Hansen Natural Corp.*...................          490        14,823            80        2,420          570       17,243
WD-40 Co................................          310        11,138            50        1,797          360       12,935

TOTAL CONSUMER STAPLES..................                  9,316,212                    716,969                10,033,181

ENERGY 3.3%
National-Oilwell Varco, Inc.* Section...       13,580       682,123         1,670       83,884       15,250      766,007
Alpha Natural Resources, Inc.*..........       12,740       655,218                                  12,740      655,218
SEACOR Holdings, Inc.*+.................        5,860       462,647           820       64,739        6,680      527,386
ConocoPhillips Section..................        5,670       415,327           810       59,332        6,480      474,659
ENSCO International, Inc. Section.......        7,190       414,360         1,020       58,783        8,210      473,143
Cimarex Energy Co. Section..............        6,710       328,186           940       45,975        7,650      374,161
Anadarko Petroleum Corp. Section........        6,370       309,009           910       44,144        7,280      353,153
Frontline Ltd.+.........................        6,200       298,034           730       35,091        6,930      333,125
FMC Technologies, Inc.* Section.........        6,290       292,799           690       32,119        6,980      324,918
Patterson-UTI Energy, Inc. Section......       14,119       282,662         1,990       39,840       16,109      322,502
Noble Corp. Section.....................        5,600       245,840           800       35,120        6,400      280,960
Unit Corp.*.............................        4,890       243,620           690       34,376        5,580      277,996
Transocean, Inc.* Section...............        1,970       216,385           290       31,854        2,260      248,239
Superior Energy Services* Section.......        6,230       194,002           880       27,403        7,110      221,405
Stone Energy Corp.*.....................        5,120       216,730                                   5,120      216,730
Chesapeake Energy Corp. Section.........        4,670       167,466           660       23,668        5,330      191,134
Denbury Resources, Inc.* Section........        8,190       155,938           960       18,278        9,150      174,216
Apache Corp. Section....................        1,070       111,580           140       14,599        1,210      126,179
Whiting Petroleum Corp.*................        1,440       102,614           170       12,114        1,610      114,728
Massey Energy Co. Section...............        2,850       101,659           363       12,948        3,213      114,607
Hess Corp. Section......................        1,130        92,750           140       11,491        1,270      104,241
Encore Acquisition Co.* Section.........        2,180        91,080           250       10,445        2,430      101,525
Diamond Offshore Drilling, Inc..........          800        82,448           110       11,337          910       93,785
Exxon Mobil Corp. Section...............          980        76,107           160       12,426        1,140       88,533
PetroHawk Energy Corp.*.................        3,420        73,975           400        8,652        3,820       82,627
Chevron Corp. Section...................          610        50,313           100        8,248          710       58,561
Range Resources Corp. Section...........        1,140        48,872           130        5,573        1,270       54,445
Arch Coal, Inc. Section.................        1,440        47,362           170        5,591        1,610       52,953
Consol Energy, Inc. Section.............        1,020        46,808           110        5,048        1,130       51,856
BP PLC -- SP ADR........................          870        43,648           140        7,024        1,010       50,672

Halliburton Co. Section......................        1,310        42,431           220        7,126        1,530       49,557
Helmerich & Payne, Inc. Section..............          870        37,575           120        5,183          990       42,758
Royal Dutch Shell PLC -- SP ADR..............          590        34,816           100        5,901          690       40,717
EOG Resources, Inc. Section..................          360        32,206            50        4,473          410       36,679
Weatherford International Ltd.* Section......        1,230        30,922           200        5,028        1,430       35,950
Occidental Petroleum Corp. Section...........          420        29,589            70        4,931          490       34,520
Tenaris SA -- SP ADR.........................          780        29,086           130        4,848          910       33,934
Smith International, Inc. Section............          450        26,388            70        4,105          520       30,493
Devon Energy Corp. Section...................          280        25,536            50        4,560          330       30,096
Canadian Natural Resources Ltd...............          340        23,276            60        4,108          400       27,384
Cameron International Corp.* Section.........          590        22,739           100        3,854          690       26,593
XTO Energy, Inc. Section.....................          380        17,678            60        2,791          440       20,469
W&T Offshore, Inc............................          250         6,822            30          819          280        7,641
Atwood Oceanics, Inc.*.......................          150         5,460            20          728          170        6,188

TOTAL ENERGY.................................                  6,914,086                    818,557                 7,732,643

MATERIALS 2.8%
Hercules, Inc................................       66,449     1,315,026                                  66,449    1,315,026
Fording Canadian Coal Trust+.................       12,430     1,031,690                                  12,430    1,031,690
Rohm & Haas Co...............................        9,610       672,700                                   9,610      672,700
Crown Holdings, Inc.*........................       17,270       383,567         2,430       53,970       19,700      437,537
Lubrizol Corp. Section.......................        8,070       348,140         1,140       49,180        9,210      397,320
Dow Chemical Co. Section.....................        9,550       303,499         1,370       43,539       10,920      347,038
United States Steel Corp. Section............        3,730       289,485           440       34,148        4,170      323,633
International Paper Co. Section..............       10,230       267,821         1,440       37,699       11,670      305,520
Steel Dynamics, Inc. Section.................        9,640       164,748         1,130       19,312       10,770      184,060
The Mosaic Co................................        2,370       161,207           310       21,086        2,680      182,293
Reliance Steel & Aluminum Co. Section........        3,800       144,286           450       17,086        4,250      161,372
Alcoa, Inc. Section..........................        6,250       141,125           880       19,870        7,130      160,995
Huntsman Corp................................       12,170       153,342                                  12,170      153,342
Nalco Holding Co.............................        6,060       112,352           850       15,759        6,910      128,111
AK Steel Holding Corp. Section...............        4,100       106,272           500       12,960        4,600      119,232
Commercial Metals Co. Section................        3,850        65,027           540        9,121        4,390       74,148
Monsanto Co. Section.........................          630        62,357           100        9,898          730       72,255
Albemarle Corp. Section......................        1,980        61,063           280        8,635        2,260       69,698
CF Industries Holdings, Inc. Section.........          620        56,705            80        7,317          700       64,022
Potash Corporation of Saskatchewan...........          400        52,804            70        9,241          470       62,045
Terra Industries, Inc. Section...............        1,540        45,276           180        5,292        1,720       50,568
E.I. du Pont de Nemours and Co. Section......          920        37,076           150        6,045        1,070       43,121
Praxair, Inc. Section........................          420        30,131            70        5,022          490       35,153
Air Products & Chemicals, Inc. Section.......          330        22,602            50        3,425          380       26,027
Agrium, Inc..................................          380        21,310            60        3,365          440       24,675
Sigma-Aldrich Corp. Section..................          340        17,823            60        3,145          400       20,968
PPG Industries, Inc. Section.................          300        17,496            50        2,916          350       20,412
Carpenter Technology Corp. Section...........          620        15,903            90        2,309          710       18,212
Intrepid Potash, Inc.*.......................          470        14,166            70        2,110          540       16,276
Owens-Illinois, Inc.*........................          550        16,170                                     550       16,170
Temple-Inland, Inc. Section..................          600         9,156           340        5,188          940       14,344
Cleveland-Cliffs, Inc........................                                      160        8,470          160        8,470

TOTAL MATERIALS..............................                  6,140,325                    416,108                 6,556,433

TELECOMMUNICATION SERVICES 1.9%
Verizon Communications, Inc. Section.........       29,989       962,347         3,750      120,337       33,739    1,082,684
Crown Castle International Corp.*............       26,609       770,863         3,120       90,386       29,729      861,249
Gilat Satellite Networks Ltd.*...............      113,536       659,644       113,536      659,644
CenturyTel, Inc. Section.....................       11,290       413,779         1,590       58,274       12,880      472,053
American Tower Corp. -- Class A* Section.....       11,419       410,742         1,420       51,077       12,839      461,819
SBA Communications Corp.*....................       15,239       394,233         1,470       38,029       16,709      432,262
AT&T, Inc. Section...........................       10,820       302,094         1,520       42,438       12,340      344,532
Telephone & Data Systems, Inc. Section.......        1,660        59,345           230        8,223        1,890       67,568
U.S. Cellular Corp.*.........................          690        32,375           100        4,692          790       37,067
NII Holdings, Inc. -- Class B*...............          470        17,822           110        4,171          580       21,993
MetroPCS Communications, Inc.*...............          370         5,176            50          700          420        5,876

TOTAL TELECOMMUNICATION SERVICES.............                  4,028,420                    418,327                 4,446,747

TOTAL COMMON STOCKS..........................                113,791,441                  9,633,552               123,424,993
(Cost $135,390,702)

EXCHANGE TRADED FUNDS 5.5%
iShares MSCI Emerging Markets Index
Fund.........................................      111,934     3,865,081        21,531      743,465      133,465    4,608,546
Vanguard Emerging Markets ETF................       37,340     1,294,204         3,563      123,494       40,903    1,417,698
iShares S&P GSCI Commodity Indexed
Trust*.......................................       19,420     1,044,796                                  19,420    1,044,796
Nuveen Equity Premium Opportunity Fund.......       64,740       842,267         6,080       79,101       70,820      921,368
Nuveen Equity Premium and Growth Fund+.......       62,020       810,601         5,870       76,721       67,890      887,322
Eaton Vance Tax-Managed Buy-Write
Income Fund..................................       60,310       787,046         5,710       74,515       66,020      861,561
Nuveen Core Equity Alpha Fund................       63,660       773,469         6,020       73,143       69,680      846,612
First Trust Enhanced Equity Income
Fund, Inc....................................       66,770       741,147         6,320       70,152       73,090      811,299
Eaton Vance Tax-Managed Buy-Write
Opportunities Fund...........................       61,870       740,584         5,850       70,025       67,720      810,609
Liberty All Star Equity Fund.................      155,728       702,333        14,620       65,936      170,348      768,269

TOTAL EXCHANGE TRADED FUNDS..................                 11,601,528                  1,376,552                12,978,080
(Cost $15,968,975)

SECURITIES LENDING COLLATERAL 1.0%
Mount Vernon Securities Lending Trust
Prime Portfolio..............................    1,786,618     1,786,618        49,306       49,306    1,835,924    1,835,924

TOTAL SECURITIES LENDING COLLATERAL..........                  1,786,618                     49,306                 1,835,924
(Cost $1,835,924)

                                                  CONTRACTS                CONTRACTS                          CONTRACTS
                                                  ----------               ---------                          -----------
OPTIONS PURCHASED  0.0%
PUT OPTIONS ON:
iShares S&P GSCI Commodity Index Expiring
October 2008 with a strike price of 53.........          171       25,650                                     171            25,650
TOTAL PUT OPTIONS

TOTAL OPTIONS PURCHASED                                            25,650                                                    25,650
(Cost $18,054).................................

                                                      FACE                    FACE                   FACE
                                                     AMOUNT                  AMOUNT                 AMOUNT
                                                  ----------               ---------              ----------
REPURCHASE AGREEMENTS ++ 14.7%
Credit Suisse Group issued 09/30/08
at 0.25% due 10/01/08.........................    21,498,405   21,498,405  6,096,541   6,096,541  27,594,946   27,594,946
Morgan Stanley issued 09/30/08
at 0.05% due 10/01/08.........................     2,795,823    2,795,823    189,897     189,897   2,985,720    2,985,720
Mizuho Financial Group, Inc. issued
09/30/08 at 0.26% due 10/01/08................     2,315,849    2,315,849    157,297     157,297   2,473,146    2,473,146
Morgan Stanley issued 09/30/08
at 0.10% due 10/01/08.........................     1,639,539    1,639,539    111,360     111,360   1,750,899    1,750,899

TOTAL REPURCHASE AGREEMENTS...................                 28,249,616              6,555,095               34,804,711
(Cost $34,804,711)

TOTAL LONG SECURITIES 72.5%...................                155,454,853             17,614,505              173,069,358
(Cost $188,018,366)

                                                    SHARES                  SHARES                  SHARES
                                                  ----------               ---------              ----------
COMMON STOCKS SOLD SHORT (35.6)%
TELECOMMUNICATION SERVICES (0.2)%
Clearwire Corp.*...............................        2,950      (35,046)       210      (2,495)      3,160      (37,541)
Qwest Communications International, Inc........       35,340     (114,148)     4,180     (13,501)     39,520     (127,649)
Sprint Nextel Corp.............................       34,430     (210,023)     4,330     (26,413)     38,760     (236,436)

TOTAL TELECOMMUNICATION SERVICES...............                  (359,217)               (42,409)                (401,626)

ENERGY (2.5)%
Massey Energy Co...............................                                    3        (107)          3         (107)
SandRidge Energy, Inc.*........................          120       (2,352)        20        (392)        140       (2,744)


Patriot Coal Corp.*............................          100       (2,905)        10        (291)        110       (3,196)
Key Energy Services, Inc.*.....................          680       (7,888)        80        (928)        760       (8,816)
Southwestern Energy Co.*.......................          680      (20,767)       100      (3,054)        780      (23,821)
Continental Resources, Inc.*...................          880      (34,522)       160      (6,277)      1,040      (40,799)
El Paso Corp...................................        3,970      (50,657)       560      (7,146)      4,530      (57,803)
Global Industries Ltd.*........................        7,990      (55,451)       890      (6,177)      8,880      (61,628)
Valero Energy Corp.............................        2,000      (60,600)        70      (2,121)      2,070      (62,721)
Helix Energy Solutions Group, Inc.*............        2,970      (72,112)       350      (8,498)      3,320      (80,610)
Tesoro Corp....................................        6,920     (114,111)       760     (12,532)      7,680     (126,643)
Hercules Offshore, Inc.*.......................        7,330     (111,123)     1,040     (15,766)      8,370     (126,889)
Frontier Oil Corp..............................        8,060     (148,465)       920     (16,946)      8,980     (165,411)
Peabody Energy Corp............................        3,820     (171,900)       540     (24,300)      4,360     (196,200)
Overseas Shipholding Group, Inc................        3,070     (179,012)       440     (25,656)      3,510     (204,668)
Stone Energy Corp..............................        5,120     (216,730)                             5,120     (216,730)
Sunoco, Inc....................................        5,650     (201,027)       640     (22,771)      6,290     (223,798)
Plains Exploration & Production Co.*...........        5,580     (196,193)       790     (27,776)      6,370     (223,969)
Holly Corp.....................................        7,550     (218,346)       890     (25,739)      8,440     (244,085)
Marathon Oil Corp..............................        6,000     (239,220)       640     (25,517)      6,640     (264,737)
Newfield Exploration Co.*......................        7,310     (233,847)     1,040     (33,270)      8,350     (267,117)
Nabors Industries Ltd.*........................       10,390     (258,919)     1,230     (30,652)     11,620     (289,571)
Exterran Holdings, Inc.*.......................        9,250     (295,630)     1,260     (40,270)     10,510     (335,900)
Teekay Corp....................................       13,180     (347,688)     1,640     (43,263)     14,820     (390,951)
Tetra Technologies, Inc.*......................       28,300     (391,955)     3,350     (46,398)     31,650     (438,353)
Baker Hughes, Inc..............................        8,050     (487,347)       930     (56,302)      8,980     (543,649)
BJ Services Co.................................       31,300     (598,769)     3,660     (70,016)     34,960     (668,785)

TOTAL ENERGY...................................                (4,717,535)              (552,164)              (5,269,701)

MATERIALS (2.5)%
Westlake Chemical Corp.........................          240       (5,047)        31        (634)        271       (5,681)
RPM International, Inc.........................          440       (8,510)        60      (1,160)        500       (9,670)
Century Aluminum Co.*..........................          370      (10,245)        50      (1,385)        420      (11,630)
Cabot Corp.....................................        1,510      (47,988)       110      (3,496)      1,620      (51,484)
Allegheny Technologies, Inc....................        1,630      (48,167)       130      (3,842)      1,760      (52,009)
Chemtura Corp..................................       11,110      (50,662)     1,580      (7,205)     12,690      (57,867)
Celanese Corp..................................        2,160      (60,286)       340      (9,489)      2,500      (69,775)
International Flavors & Fragrances, Inc........        1,700      (67,082)       240      (9,470)      1,940      (76,552)
Teck Cominco Ltd. - Class B....................        2,990      (87,069)                             2,990      (87,069)
Ecolab, Inc....................................        2,640     (128,093)       360     (17,467)      3,000     (145,560)
Eastman Chemical Co............................        2,350     (129,391)       330     (18,170)      2,680     (147,561)
Valhi, Inc.....................................        7,500     (135,000)     1,070     (19,260)      8,570     (154,260)
Smurfit-Stone Container Corp.*.................       29,370     (138,039)     3,470     (16,309)     32,840     (154,348)
Titanium Metals Corp...........................       14,170     (160,688)     1,680     (19,051)     15,850     (179,739)
Eagle Materials, Inc...........................        9,060     (202,672)     1,160     (25,949)     10,220     (228,621)
Domtar Corp.*..................................       47,779     (219,783)     5,650     (25,990)     53,429     (245,773)
Ashland, Inc...................................       11,970     (350,003)       700     (20,468)     12,670     (370,471)
Scotts Miracle-Gro Co. - Class A...............       14,160     (334,742)     1,670     (39,479)     15,830     (374,221)
Newmont Mining Corp............................        9,570     (370,933)     1,360     (52,714)     10,930     (423,647)
Weyerhaeuser Co................................        7,250     (439,205)     1,030     (62,397)      8,280     (501,602)


Cliffs Natural Resources, Inc..................       10,560     (559,046)                            10,560     (559,046)
Sealed Air Corp................................       23,870     (524,901)     2,800     (61,572)     26,670     (586,473)
Pactiv Corp.*..................................       22,840     (567,117)     2,700     (67,041)     25,540     (634,158)
Bemis Co., Inc.................................       25,279     (662,563)     2,989     (78,342)     28,268     (740,905)

TOTAL MATERIALS................................                (5,307,232)              (560,890)              (5,868,122)

CONSUMER STAPLES (2.5)%
Altria Group, Inc..............................        2,780      (55,155)       390      (7,738)      3,170      (62,893)
Rite Aid Corp.*................................      104,969      (85,025)    12,410     (10,052)    117,379      (95,077)
Constellation Brands, Inc.  -- Class A*........        9,060     (194,428)     1,190     (25,537)     10,250     (219,965)
Tyson Foods, Inc. - Class A....................       17,150     (204,771)     2,030     (24,238)     19,180     (229,009)
Del Monte Foods Co.............................       33,170     (258,726)     2,829     (22,066)     35,999     (280,792)
Smithfield Foods, Inc.*........................       16,170     (256,780)     2,170     (34,460)     18,340     (291,240)
Colgate-Palmolive Co...........................        4,500     (339,075)       610     (45,964)      5,110     (385,039)
Sara Lee Corp..................................       28,850     (364,376)     4,090     (51,657)     32,940     (416,033)
Alberto-Culver Co..............................       18,360     (500,126)     2,610     (71,096)     20,970     (571,222)
Avon Products, Inc.............................       13,140     (546,230)     2,100     (87,297)     15,240     (633,527)
Walgreen Co....................................       20,950     (648,612)     2,480     (76,781)     23,430     (725,393)
Dean Foods Co.*................................       38,310     (894,922)     4,810    (112,362)     43,120   (1,007,284)
Hershey Co.....................................       24,329     (961,969)     2,879    (113,836)     27,208   (1,075,805)

TOTAL CONSUMER STAPLES.........................                (5,310,193)              (683,083)              (5,993,279)

INFORMATION TECHNOLOGY (3.4)%
Acxiom Corp....................................          290       (3,637)        31        (390)        321       (4,027)
MoneyGram International, Inc...................        2,530       (3,593)       360        (511)      2,890       (4,104)
Broadcom Corp. -- Class A*.....................          290       (5,403)        30        (559)        320       (5,962)
Vishay Intertechnology, Inc....................          990       (6,554)                               990       (6,554)
Ciena Corp.*...................................          830       (8,366)       100      (1,008)        930       (9,374)
Fairchild Semiconductor International, Inc.*...        2,920      (25,959)       350      (3,112)      3,270      (29,071)
F5 Networks, Inc.*.............................        1,120      (26,186)       130      (3,039)      1,250      (29,225)
Brocade Communications Systems, Inc.*..........        4,830      (28,111)       260      (1,513)      5,090      (29,624)
Varian Semiconductor Equipment Associates,
Inc.*..........................................        1,660      (41,699)       200      (5,024)      1,860      (46,723)
Akamai Technologies, Inc.*.....................        3,450      (60,168)       490      (8,546)      3,940      (68,714)
Google, Inc. -- Class A*.......................          170      (68,088)        20      (8,010)        190      (76,098)
Cognizant Technology Solutions
Corp. -- Class A*..............................        3,230      (73,741)       460     (10,502)      3,690      (84,243)
Novell, Inc.*..................................       16,750      (86,095)     2,380     (12,233)     19,130      (98,328)
Xerox Corp.....................................        8,440      (97,313)       640      (7,379)      9,080     (104,692)
LSI Logic Corp.*...............................       20,560     (110,202)     2,920     (15,651)     23,480     (125,853)
Cadence Design Systems, Inc.*..................       20,360     (137,634)     2,220     (15,007)     22,580     (152,641)
Rambus, Inc.*..................................       10,500     (134,925)     1,490     (19,147)     11,990     (154,072)
SanDisk Corp.*.................................        7,430     (145,257)       850     (16,618)      8,280     (161,875)
Integrated Device Technology, Inc.*............       18,900     (147,042)     2,360     (18,361)     21,260     (165,403)


Salesforce.com, Inc.*..........................        2,988     (144,619)       500     (24,200)      3,488     (168,819)
Unisys Corp.*..................................       58,360     (160,490)     7,389     (20,320)     65,749     (180,810)
Altera Corp....................................        7,770     (160,684)     1,100     (22,748)      8,870     (183,432)
Convergys Corp.................................       11,890     (175,734)     1,191     (17,603)     13,081     (193,337)
Sun Microsystems, Inc.*........................       26,060     (198,056)     3,080     (23,408)     29,140     (221,464)
United Online, Inc.............................       23,859     (224,513)                            23,859     (224,513)
NCR Corp.*.....................................        9,670     (213,224)     1,370     (30,209)     11,040     (243,433)
Atmel Corp.*...................................       63,640     (215,740)     9,030     (30,612)     72,670     (246,352)
Paychex, Inc...................................        6,690     (220,971)       950     (31,379)      7,640     (252,350)
Teradyne, Inc.*................................       28,910     (225,787)     3,710     (28,975)     32,620     (254,762)
Tech Data Corp.*...............................        7,690     (229,547)     1,090     (32,537)      8,780     (262,084)
Micron Technology, Inc.*.......................       61,160     (247,698)     7,350     (29,768)     68,510     (277,466)
Advanced Micro Devices, Inc.*..................       47,330     (248,483)     5,600     (29,400)     52,930     (277,883)
Tyco Electronics Ltd...........................        9,600     (265,536)     1,360     (37,618)     10,960     (303,154)
Tellabs, Inc.*.................................       69,070     (280,424)     8,470     (34,388)     77,540     (314,812)
Jabil Circuit, Inc.............................       30,420     (290,207)     3,740     (35,680)     34,160     (325,887)
WebMD Health Corp.*............................       13,620     (405,059)                            13,620     (405,059)
Adobe Systems, Inc.*...........................        9,030     (356,414)     1,280     (50,522)     10,310     (406,936)
Motorola, Inc..................................       72,180     (515,365)     8,970     (64,046)     81,150     (579,411)
Electronic Arts, Inc.*.........................       15,790     (584,072)     2,240     (82,858)     18,030     (666,930)
JDS Uniphase Corp.*............................       76,590     (647,951)    10,230     (86,546)     86,820     (734,497)

TOTAL INFORMATION TECHNOLOGY...................                (7,220,543)              (859,422)              (8,079,974)

HEALTH CARE (3.4)%
Bristol-Myers Squibb Co........................          440       (9,174)        50      (1,043)        490      (10,217)
PDL BioPharma, Inc.............................        1,170      (10,893)       140      (1,303)      1,310      (12,196)
Cardinal Health, Inc...........................          240      (11,827)        30      (1,478)        270      (13,305)
Kinetic Concepts, Inc.*........................        1,220      (34,880)       140      (4,003)      1,360      (38,883)
Celgene Corp.*.................................          830      (52,522)       100      (6,328)        930      (58,850)
WellCare Health Plans, Inc.*...................        2,090      (75,240)       250      (9,000)      2,340      (84,240)
King Pharmaceuticals, Inc.*....................        8,500      (81,430)       670      (6,419)      9,170      (87,849)
Lincare Holdings Inc.*.........................        2,690      (80,942)       250      (7,523)      2,940      (88,465)
Health Management Associates, Inc.--Class A*...       22,450      (93,392)     2,560     (10,650)     25,010     (104,042)
Brookdale Senior Living Inc....................        5,720     (125,783)       520     (11,435)      6,240     (137,218)
Schering-Plough Corp...........................        7,650     (141,296)       900     (16,623)      8,550     (157,919)
Gilead Sciences, Inc.*.........................        3,230     (147,223)       530     (24,157)      3,760     (171,380)
Mylan, Inc.*...................................       15,840     (180,893)     1,870     (21,355)     17,710     (202,248)
Hospira, Inc.*.................................        5,060     (193,292)       710     (27,122)      5,770     (220,414)
UnitedHealth Group, Inc........................        8,360     (212,260)       801     (20,337)      9,161     (232,597)
Health Net, Inc.*..............................        9,970     (235,292)     1,080     (25,488)     11,050     (260,780)
Teva Pharmaceutical Industries Ltd. - SP ADR...        5,960     (272,908)                             5,960     (272,908)
Tenet Healthcare Corp.*........................       52,250     (289,988)     7,410     (41,126)     59,660     (331,114)
Stryker Corp...................................        4,760     (296,548)       670     (41,741)      5,430     (338,289)
Genzyme Corp.*.................................        3,690     (298,484)       510     (41,254)      4,200     (339,738)
CooperCompanies, Inc...........................        9,430     (327,787)     1,229     (42,720)     10,659     (370,507)
Sepracor, Inc.*................................       19,409     (355,379)     2,289     (41,912)     21,698     (397,291)
Advanced Medical Optics, Inc.*.................       20,100     (357,378)     2,580     (45,872)     22,680     (403,250)


Amylin Pharmaceuticals, Inc.*..................       18,180     (367,600)     2,260     (45,697)     20,440     (413,297)
Merck & Company, Inc...........................       11,610     (366,412)     1,560     (49,234)     13,170     (415,646)
Invitrogen Corp................................       12,220     (461,916)                            12,220     (461,916)
Omnicare, Inc..................................       15,050     (432,989)     1,780     (51,211)     16,830     (484,200)
Watson Pharmaceuticals, Inc.*..................       16,270     (463,695)     2,310     (65,835)     18,580     (529,530)
Allergan, Inc..................................       10,760     (554,140)     1,530     (78,795)     12,290     (632,935)
Boston Scientific Corp.*.......................       62,980     (772,765)     7,980     (97,915)     70,960     (870,680)

TOTAL HEALTH CARE..............................                (7,304,326)              (837,574)              (8,141,904)

UTILITIES (3.8)%
Northeast Utilities System.....................        1,220      (31,293)       140      (3,591)      1,360      (34,884)
Centerpoint Energy, Inc........................        2,850      (41,525)       400      (5,828)      3,250      (47,353)
Duke Energy Corp...............................        2,690      (46,887)       380      (6,623)      3,070      (53,510)
Great Plains Energy, Inc.......................        8,180     (181,760)       970     (21,553)      9,150     (203,313)
Allegheny Energy, Inc..........................        5,850     (215,105)       830     (30,519)      6,680     (245,624)
Alliant Energy Corp............................        7,770     (250,272)       569     (18,327)      8,339     (268,599)
Mirant Corp.*..................................       13,980     (255,694)     1,650     (30,179)     15,630     (285,873)
Reliant Energy, Inc.*..........................       45,809     (336,696)     5,840     (42,924)     51,649     (379,620)
Consolidated Edison, Inc.......................        8,040     (345,398)       940     (40,382)      8,980     (385,780)
Ameren Corp....................................       10,290     (401,619)     1,290     (50,349)     11,580     (451,968)
PPL Corp.......................................       11,250     (416,475)     1,600     (59,232)     12,850     (475,707)
Pinnacle West Capital Corp.....................       12,700     (437,007)     1,170     (40,260)     13,870     (477,267)
Southern Union Co..............................       23,280     (480,732)     2,749     (56,767)     26,029     (537,499)
NRG Energy, Inc................................       21,050     (520,988)                            21,050     (520,988)
PG&E Corp......................................       12,910     (483,480)     1,441     (53,965)     14,351     (537,445)
Sierra Pacific Resources.......................       57,170     (547,689)     6,110     (58,534)     63,280     (606,223)
Hawaiian Electric Industries, Inc..............       18,240     (530,966)     2,590     (75,395)     20,830     (606,361)
Dynegy, Inc. - Class A*........................      178,610     (639,424)    22,860     (81,839)    201,470     (721,263)
CMS Energy Corp................................       53,970     (673,006)     6,380     (79,559)     60,350     (752,565)
NiSource, Inc..................................       57,230     (844,715)     6,750     (99,630)     63,980     (944,345)
Aqua America, Inc..............................       54,180     (963,320)     6,740    (119,837)     60,920   (1,083,157)

TOTAL UTILITIES................................                (8,644,048)              (975,293)              (9,619,344)

CONSUMER DISCRETIONARY (4.3)%
Urban Outfitters, Inc..........................                                   10        (319)         10         (319)
RH Donnelley Corp.*............................        1,560       (3,104)       180        (358)      1,740       (3,462)
Idearc, Inc....................................        7,210       (9,013)       850      (1,063)      8,060      (10,076)
Harte-Hanks, Inc...............................        1,850      (19,185)       220      (2,281)      2,070      (21,466)
Coldwater Creek, Inc.*.........................        6,580      (38,098)       780      (4,516)      7,360      (42,614)
Morningstar, Inc.*.............................          760      (42,157)       180      (9,985)        940      (52,142)
Chico's FAS, Inc.*.............................        8,720      (47,698)     1,030      (5,634)      9,750      (53,332)
Brunswick Corp.................................        4,140      (52,951)       506      (6,472)      4,646      (59,423)
AnnTaylor Stores Corp.*........................        2,710      (55,934)       320      (6,605)      3,030      (62,539)
Ryland Group, Inc..............................        2,140      (56,753)       250      (6,630)      2,390      (63,383)
Scientific Games Corp.--Class A*...............        2,530      (58,241)       360      (8,287)      2,890      (66,528)
Gannett Co., Inc...............................        3,790      (64,089)       370      (6,257)      4,160      (70,346)
Tim Hortons, Inc...............................        2,090      (61,927)       300      (8,889)      2,390      (70,816)


Macy's, Inc....................................        3,760      (67,605)       520      (9,350)      4,280      (76,955)
Career Education Corp.*........................        4,800      (78,480)       540      (8,829)      5,340      (87,309)
Interpublic Group of Companies, Inc.*..........        9,900      (76,725)     1,400     (10,850)     11,300      (87,575)
International Game Technology..................        4,890      (84,010)       690     (11,854)      5,580      (95,864)
Cablevision Systems Corp. -- Class A...........        3,390      (85,292)       480     (12,077)      3,870      (97,369)
Penn National Gaming Inc.*.....................        3,360      (89,275)       400     (10,628)      3,760      (99,903)
Jones Apparel Group, Inc.......................        5,020      (92,920)       710     (13,142)      5,730     (106,062)
Williams-Sonoma, Inc...........................        6,430     (104,037)       760     (12,297)      7,190     (116,334)
JC Penney Co., Inc.............................        3,210     (107,021)       360     (12,002)      3,570     (119,023)
Virgin Media, Inc..............................       15,290     (120,791)     1,810     (14,299)     17,100     (135,090)
Boyd Gaming Corp...............................       13,220     (123,739)     1,490     (13,946)     14,710     (137,685)
Coach, Inc.*...................................        4,830     (120,943)       680     (17,027)      5,510     (137,970)
Marriott International, Inc. -- Class A........        4,690     (122,362)       670     (17,480)      5,360     (139,842)
OfficeMax, Inc.................................       14,390     (127,927)     1,720     (15,291)     16,110     (143,218)
Warner Music Group Corp........................       17,290     (131,404)     2,040     (15,504)     19,330     (146,908)
Office Depot, Inc.*............................       22,850     (132,987)     2,600     (15,132)     25,450     (148,119)
KB Home........................................        6,770     (133,234)       770     (15,154)      7,540     (148,388)
New York Times Co. -- Class A..................        9,690     (138,470)     1,380     (19,720)     11,070     (158,190)
Hearst-Argyle Television, Inc..................        6,890     (153,854)       980     (21,883)      7,870     (175,737)
Thor Industries, Inc...........................        6,669     (165,525)       780     (19,360)      7,449     (184,885)
Harman International Industries, Inc...........        5,260     (179,208)       620     (21,123)      5,880     (200,331)
Lennar Corp.  -- Class A.......................       11,970     (181,824)     1,420     (21,570)     13,390     (203,394)
Wyndham Worldwide Corp.........................       11,760     (184,750)     1,520     (23,879)     13,280     (208,629)
Centex Corp....................................       12,790     (207,198)     1,370     (22,194)     14,160     (229,392)
WABCO Holdings, Inc............................        6,870     (244,160)       970     (34,474)      7,840     (278,634)
Meredith Corp..................................        8,910     (249,836)     1,050     (29,442)      9,960     (279,278)
DR Horton, Inc.................................       20,710     (269,644)     2,720     (35,414)     23,430     (305,058)
H&R Block, Inc.................................       12,290     (279,598)     1,680     (38,220)     13,970     (317,818)
Toll Brothers, Inc.*...........................       11,700     (295,191)     1,660     (41,882)     13,360     (337,073)
RadioShack Corp................................       17,780     (307,238)     2,080     (35,942)     19,860     (343,180)
Pulte Homes, Inc...............................       22,410     (313,068)     2,840     (39,675)     25,250     (352,743)
Liz Claiborne, Inc.............................       20,410     (335,336)     2,510     (41,239)     22,920     (376,575)
Federal-Mogul Corp.*...........................       27,760     (348,388)     3,940     (49,447)     31,700     (397,835)
Starbucks Corp.*...............................       24,070     (357,921)     3,040     (45,205)     27,110     (403,126)
Goodyear Tire & Rubber Co.*....................       23,430     (358,713)     3,330     (50,982)     26,760     (409,695)
Saks, Inc.*....................................       40,860     (377,955)     5,500     (50,875)     46,360     (428,830)
Scripps Networks Interactive, Inc. - Class A...       12,460     (452,423)     1,770     (64,269)     14,230     (516,692)
Eastman Kodak Co...............................       37,260     (573,059)     4,620     (71,056)     41,880     (644,115)
Wendy's/Arby's Group, Inc. - Class A...........      143,580     (755,231)                           143,580     (755,231)

TOTAL CONSUMER DISCRETIONARY...................                (9,036,492)            (1,070,009)             (10,106,501)

INDUSTRIALS (6.1)%
HNI Corp.......................................          120       (3,041)        10        (253)        130       (3,294)
BE Aerospace, Inc.*............................          440       (6,965)        50        (792)        490       (7,757)
Thomas & Betts Corp.*..........................          630      (24,614)        70      (2,735)        700      (27,349)
Avery Dennison Corp............................        1,020      (45,370)       150      (6,672)      1,170      (52,042)


Shaw Group Inc.*...............................        1,900      (58,387)       340     (10,448)      2,240      (68,835)
Avis Budget Group, Inc.*.......................       11,500      (66,010)     1,220      (7,003)     12,720      (73,013)
Manpower Inc...................................        1,950      (84,162)       230      (9,927)      2,180      (94,089)
Hertz Global Holdings, Inc.*...................       16,140     (122,180)     1,740     (13,172)     17,880     (135,352)
Carlisle Companies, Inc........................        4,309     (129,141)       480     (14,386)      4,789     (143,527)
Oshkosh Corp...................................       10,470     (137,785)     1,130     (14,871)     11,600     (152,656)
Armstrong World Industries, Inc................        5,330     (154,037)       760     (21,964)      6,090     (176,001)
Dun & Bradstreet Corp..........................        1,770     (167,017)       250     (23,590)      2,020     (190,607)
Rockwell Collins, Inc..........................        3,540     (170,239)       500     (24,045)      4,040     (194,284)
Fastenal Co....................................        3,710     (183,237)       530     (26,177)      4,240     (209,414)
UTi Worldwide, Inc.............................       11,110     (189,092)     1,400     (23,828)     12,510     (212,920)
Graco, Inc.....................................        5,470     (194,787)       650     (23,147)      6,120     (217,934)
Monster Worldwide, Inc.*.......................       13,100     (195,321)     1,550     (23,111)     14,650     (218,432)
Copa Holdings SA...............................        6,140     (199,550)       730     (23,725)      6,870     (223,275)
Corporate Executive Board Co...................        6,620     (206,875)       820     (25,625)      7,440     (232,500)
WESCO International, Inc.*.....................        6,670     (214,641)       790     (25,422)      7,460     (240,063)
Cintas Corp....................................        8,960     (257,242)     1,060     (30,433)     10,020     (287,675)
Expeditors International of Washington, Inc....        7,400     (257,816)     1,050     (36,582)      8,450     (294,398)
Continental Airlines, Inc.*....................       16,290     (271,717)     1,860     (31,025)     18,150     (302,742)
Landstar System, Inc...........................        6,560     (289,034)       920     (40,535)      7,480     (329,569)
FedEx Corp.....................................        3,880     (306,675)       380     (30,035)      4,260     (336,710)
AMR Corp.*.....................................       30,780     (302,260)     3,530     (34,665)     34,310     (336,925)
CH Robinson Worldwide, Inc.....................        7,220     (367,931)     1,020     (51,979)      8,240     (419,910)
Owens Corning, Inc.*...........................       15,900     (380,169)     2,140     (51,167)     18,040     (431,336)
Stericycle, Inc.*..............................        6,700     (394,697)       990     (58,321)      7,690     (453,018)
Robert Half International, Inc.................       18,460     (456,885)     2,180     (53,955)     20,640     (510,840)
Toro Co........................................       11,450     (472,885)     1,350     (55,755)     12,800     (528,640)
USG Corp.*.....................................       18,800     (481,280)     2,540     (65,024)     21,340     (546,304)
Tyco International Ltd.........................       13,980     (489,580)     1,760     (61,635)     15,740     (551,215)
Masco Corp.....................................       27,980     (501,961)     3,490     (62,611)     31,470     (564,572)
Pitney Bowes, Inc..............................       17,280     (574,733)     2,450     (81,487)     19,730     (656,220)
Southwest Airlines Co..........................       47,550     (689,951)     5,620     (81,546)     53,170     (771,497)
United Parcel Service, Inc. -- Class B.........       15,540     (977,311)     2,200    (138,358)     17,740   (1,115,669)
Republic Services, Inc.........................       44,230   (1,326,015)                            44,230   (1,326,015)
Delta Air Lines, Inc.*.........................      237,059   (1,766,090)     1,899     (14,148)    238,958   (1,780,238)

TOTAL INDUSTRIALS..............................               (13,116,680)            (1,300,151)             (14,416,837)

FINANCIALS (6.9)%
Leucadia National Corp.........................                                   80      (3,635)         80       (3,635)
TCF Financial Corp.............................          340       (6,120)        40        (720)        380       (6,840)
PMI Group, Inc.................................        2,630       (7,759)       310        (915)      2,940       (8,674)
Comerica, Inc..................................          340      (11,149)        20        (656)        360      (11,805)
CNA Financial Corp.............................          540      (14,170)        60      (1,574)        600      (15,744)
Taubman Centers, Inc...........................          220      (11,000)       110      (5,500)        330      (16,500)
Camden Property Trust..........................          370      (16,968)        50      (2,293)        420      (19,261)
American International Group, Inc..............        5,890      (19,614)       690      (2,298)      6,580      (21,912)
National City Corp.............................       11,540      (20,195)     1,410      (2,468)     12,950      (22,663)
SEI Investments Co.............................        1,030      (22,866)       150      (3,330)      1,180      (26,196)


iStar Financial, Inc...........................       10,450      (27,170)     1,170      (3,042)     11,620      (30,212)
Marshall & Ilsley Corp.........................        1,390      (28,009)       160      (3,224)      1,550      (31,233)
CapitalSource, Inc.............................        2,390      (29,397)       280      (3,444)      2,670      (32,841)
CIT Group, Inc.................................        5,260      (36,610)       500      (3,480)      5,760      (40,090)
BRE Properties, Inc............................          900      (44,100)       110      (5,390)      1,010      (49,490)
MGIC Investment Corp...........................        7,790      (54,764)       920      (6,468)      8,710      (61,232)
AmeriCredit Corp.*.............................        5,560      (56,323)       510      (5,166)      6,070      (61,489)
E*Trade Financial Corp.*.......................       19,750      (55,300)     2,350      (6,580)     22,100      (61,880)
Morgan Stanley.................................        2,390      (54,970)       340      (7,820)      2,730      (62,790)
Equity Residential.............................        1,290      (57,289)       180      (7,994)      1,470      (65,283)
General Growth Properties, Inc.................        4,090      (61,759)       480      (7,248)      4,570      (69,007)
MF Global Ltd.*................................       14,320      (62,149)     1,850      (8,029)     16,170      (70,178)
Kilroy Realty Corp.............................        1,320      (63,083)       190      (9,080)      1,510      (72,163)
Wachovia Corp..................................       19,020      (66,570)     2,320      (8,120)     21,340      (74,690)
Legg Mason, Inc................................        1,850      (70,411)       220      (8,373)      2,070      (78,784)
HRPT Properties Trust..........................       10,760      (74,136)     1,270      (8,750)     12,030      (82,886)
Discover Financial Services....................        6,140      (84,855)       690      (9,536)      6,830      (94,391)
Fidelity National Financial, Inc -- Class A....        6,580      (96,726)       930     (13,671)      7,510     (110,397)
CME Group, Inc.................................          260      (96,593)        40     (14,860)        300     (111,453)
CB Richard Ellis Group, Inc. -- Class A*.......        7,570     (101,211)       850     (11,365)      8,420     (112,576)
Ventas, Inc....................................        2,070     (102,299)       400     (19,768)      2,470     (122,067)
Old Republic International Corp................        8,980     (114,495)       890     (11,348)      9,870     (125,843)
Conseco, Inc.*.................................       34,170     (120,278)     4,210     (14,819)     38,380     (135,097)
Developers Diversified Realty Corp.............        3,880     (122,957)       550     (17,430)      4,430     (140,387)
CBL & Associates Properties, Inc...............        6,970     (139,958)       820     (16,466)      7,790     (156,424)
Public Storage.................................        1,390     (137,624)       200     (19,802)      1,590     (157,426)
Whitney Holding Corp...........................        5,890     (142,833)       700     (16,975)      6,590     (159,808)
Vornado Realty Trust...........................        1,560     (141,882)       220     (20,009)      1,780     (161,891)
SunTrust Banks, Inc............................        3,460     (155,665)       400     (17,996)      3,860     (173,661)
Capitol Federal Financial......................        3,480     (154,268)       490     (21,722)      3,970     (175,990)
Regency Centers Corp...........................        2,460     (164,057)       350     (23,342)      2,810     (187,399)
Regions Financial Corp.........................       18,460     (177,216)     1,990     (19,104)     20,450     (196,320)
Sovereign Bancorp, Inc.........................       44,050     (173,998)     5,680     (22,436)     49,730     (196,434)
Merrill Lynch & Co., Inc.......................        6,920     (175,076)       850     (21,505)      7,770     (196,581)
First Horizon National Corp....................       18,695     (174,989)     2,340     (21,898)     21,035     (196,887)
XL Capital.....................................       10,050     (180,297)     1,290     (23,143)     11,340     (203,440)
Duke Realty Corp...............................        7,450     (183,121)       880     (21,630)      8,330     (204,751)
KeyCorp........................................       15,780     (188,413)     1,870     (22,328)     17,650     (210,741)
Student Loan Corp..............................        2,069     (192,417)       260     (24,180)      2,329     (216,597)
AvalonBay Communities, Inc.....................        2,000     (196,840)       280     (27,558)      2,280     (224,398)
First American Corp............................        6,800     (200,600)       930     (27,435)      7,730     (228,035)
Eaton Vance Corp...............................        5,840     (205,743)       830     (29,241)      6,670     (234,984)
Webster Financial Corp.........................        8,630     (217,908)     1,000     (25,250)      9,630     (243,158)
Kimco Realty Corp..............................        5,860     (216,468)       830     (30,660)      6,690     (247,128)
Brandywine Realty Trust........................       14,560     (233,397)     1,720     (27,572)     16,280     (260,969)
Franklin Resources, Inc........................        2,730     (240,595)       390     (34,371)      3,120     (274,966)
New York Community Bancorp, Inc................       14,660     (246,141)     2,080     (34,923)     16,740     (281,064)
MSCI, Inc. - Class A*..........................       10,500     (252,000)     1,490     (35,760)     11,990     (287,760)
Brown & Brown, Inc.............................       12,270     (265,277)     1,450     (31,349)     13,720     (296,626)


SLM Corp.*....................................        21,210     (261,731)     2,830     (34,922)     24,040     (296,653)
Essex Property Trust, Inc.....................         2,290     (270,976)       320     (37,866)      2,610     (308,842)
Citigroup, Inc................................        13,420     (275,244)     1,710     (35,072)     15,130     (310,316)
Popular, Inc..................................        37,770     (313,113)     4,630     (38,383)     42,400     (351,496)
Fifth Third Bancorp...........................        26,580     (316,302)     3,380     (40,222)     29,960     (356,524)
Lazard  Ltd. -- Class A.......................         7,480     (319,845)     1,060     (45,326)      8,540     (365,171)
St Joe Co.*...................................         8,380     (327,574)     1,190     (46,517)      9,570     (374,091)
Willis Group Holdings Ltd.....................        11,850     (382,281)                            11,850     (382,281)
Huntington Bancshares, Inc....................        42,600     (340,374)     5,320     (42,507)     47,920     (382,881)
Marsh & McLennan Companies, Inc...............        12,860     (408,434)     1,820     (57,803)     14,680     (466,237)
Federal Realty Investment Trust...............         4,850     (415,160)       690     (59,064)      5,540     (474,224)
Capital One Financial Corp....................         8,620     (439,620)       890     (45,390)      9,510     (485,010)
Simon Property Group, Inc.....................         4,600     (446,200)       650     (63,050)      5,250     (509,250)
Tower Group, Inc..............................        23,039     (542,799)                            23,039     (542,799)
Moody's Corp..................................        14,450     (491,300)     1,830     (62,220)     16,280     (553,520)
M&T Bank Corp.................................         5,630     (502,478)       670     (59,798)      6,300     (562,276)
PNC Financial Services Group, Inc.............         6,840     (510,948)       970     (72,459)      7,810     (583,407)
UDR, Inc......................................        20,780     (543,397)     2,950     (77,143)     23,730     (620,540)
Digital Realty Trust, Inc.....................        17,660     (834,418)     2,510    (118,579)     20,170     (952,997)

TOTAL FINANCIALS..............................                (14,510,286)            (1,791,383)             (16,301,642)

TOTAL COMMON STOCKS SOLD SHORT................                (75,526,553)            (8,672,377)             (84,198,930)
(Proceeds $97,424,676)

OPTIONS WRITTEN  (0.7)%                           CONTRACTS                CONTRACTS              CONTRACTS
                                                  ----------               ---------              ----------
CALL OPTIONS ON:
NDS Group PLC-SP ADR Expiring October 2008 with
strike price of 60...............................         17         (765)                                17         (765)
Alpha Natural Resources Inc. Expiring October
2008 with a strike price of 85...................         17         (850)                                17         (850)
iShares MSCI Emerging Market Index Expiring
October 2008 with a strike price of 39...........        706      (44,478)       136      (8,568)        842      (53,046)
Constellation Energy Group Expiring October
2008 with a strike price of 25...................        420      (56,700)                               420      (56,700)
Alpharma Inc. - Class A Expiring October 2008
with a strike price of 35........................        300      (84,000)                               300      (84,000)
Genetech Inc. Expiring October 2008 with a
strike price of 80...............................        110     (111,100)                               110     (111,100)
October 2008 S&P 500 Index Futures Contracts
Expiring October 2008 with a strike price of
1190.............................................        119   (1,038,275)        24    (209,400)        143   (1,247,675)
TOTAL CALL OPTIONS

TOTAL OPTIONS WRITTEN............................              (1,336,168)              (217,968)              (1,554,136)
(Premiums Received $3,174,837)

OTHER ASSETS IN EXCESS OF LIABILITIES - 63.8%....              60,543,494              2,631,823               63,175,317


NET ASSETS - 100.0%.............................              215,998,347             20,246,328              236,244,675

                                                               UNREALIZED             UNREALIZED              UNREALIZED
                                                  CONTRACTS   GAIN (LOSS)  CONTRACTS     LOSS     CONTRACTS   GAIN (LOSS)
                                                  ----------  -----------  ---------  ----------  ----------  -----------
CURRENCY FUTURES CONTRACTS PURCHASED
December 2008 British Pound Futures Contracts
(Aggregate Market Value of Contracts
$7,909,844)......................................         71      177,764                             71        177,764
December 2008 New Zealand Dollar Futures
Contracts
(Aggregate Market Value of Contracts
$7,561,620)......................................        114       48,587                            114         48,587
December 2008 Australian Dollar Futures
Contracts
(Aggregate Market Value of Contracts
$7,407,200)......................................         94     (140,502)                            94       (140,502)

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$22,878,664).....................................                  85,849                                        85,849

FUTURES CONTRACTS PURCHASED
December 2008 U.S. 10-Year Treasury Note Index
Future Contracts
(Aggregate Market Value of Contracts
$24,755,625).....................................        216     (174,679)                           216       (174,679)
December 2008 Dow Jones Euro STOXX 50 Index
Futures Contracts
(Aggregate Market Value of Contracts
$13,986,907).....................................        275     (186,475)    45         (11,966)    320       (198,441)
December 2008 Nikkei-225 Stock Average Index
Futures Contracts
(Aggregate Market Value of Contracts
$9,615,375)......................................        142     (383,897)    23         (62,180)    165       (446,077)
December 2008 Russell 2000 Index Mini Futures
Contracts
(Aggregate Market Value of Contracts
$14,931,420).....................................        188     (479,986)    31         (97,071)    219       (577,057)

December 2008 S&P MidCap 400 Index Mini Futures
Contracts
(Aggregate Market Value of Contracts
$10,162,600).....................................        122     (583,230)    18         (89,814)    140       (673,044)
December 2008 S&P 500 Index Mini Futures
Contracts
(Aggregate Market Value of Contracts
$47,243,408).....................................        675   (1,784,545)    130       (371,976)    805     (2,156,521)

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$120,695,335)....................................              (3,592,812)              (633,007)            (4,225,819)

CURRENCY FUTURES CONTRACTS SOLD SHORT
December 2008 Canadian Dollar


Currency Futures Contracts
(Aggregate Market Value of Contracts $659,680)...          7       (4,918)                              7          (4,918)
December 2008 Swiss Franc Futures Contracts
(Aggregate Market Value of
Contracts $7,171,200)............................         64      (96,160)                             64         (96,160)
December 2008 Japanese Yen Futures Contracts
(Aggregate Market Value of Contracts
$8,430,363)......................................         71     (168,359)                             71        (168,359)

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$16,261,243).....................................                (269,437)                                       (269,437)

FUTURES CONTRACTS SOLD SHORT
December 2008 U.S. Dollar Index Futures
Contracts
(Aggregate Market Value of Contracts
$25,808,250).....................................        325      212,826                             325         212,826

*Non-Income Producing Security.
+All or a portion of this security is on loan at September 30, 2008. ++Repurchase Agreements - See Notes.

            Pro Forma Statement of Assets and Liabilities (Unaudited)
    Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma Multi-Hedge
                       Strategies Fund September 30, 2008

                                                  MULTI-HEDGE       HEDGED
                                                   STRATEGIES       EQUITY    PRO FORMA     PRO FORMA
                                                         FUND         FUND  ADJUSTMENTS      COMBINED
                                                 ------------  -----------  -----------  ------------
ASSETS
Investment Securities.........................   $127,205,237  $11,059,410               $138,264,647

Repurchase Agreements.........................     28,249,616    6,555,095                 34,804,711
                                                 ------------  -----------  -----------  ------------

Total Investments.............................    155,454,853   17,614,505            -   173,069,358

Segregated Cash with Broker...................     46,748,809      660,562                 47,409,371

Cash..........................................          1,674            -                      1,674
Deposits with Brokers for Securities
Sold Short....................................     87,614,998   10,086,015                 97,701,013
Variation Margin on Futures Contracts.........      2,130,861      757,364                  2,888,225
Receivable for Securities Sold................     40,097,901    3,467,096                 43,564,997
Receivable for Fund Shares Sold...............        390,606        1,700                    392,306
Investment Income Receivable..................        273,134       31,085                    304,219
Receivable for Options Written Premium........        203,434            -                    203,434
                                                 ------------  -----------  -----------  ------------


TOTAL ASSETS..................................    332,916,270   32,618,327            -   365,534,597
                                                 ------------  -----------  -----------  ------------
LIABILITIES

Short Sales at Market Value...................     75,526,553    8,672,377                 84,198,930

Written Options at Market Value...............      1,336,168      217,968                  1,554,136
Payable upon Return of Securities Loaned......      1,786,618       49,306                  1,835,924

Payable for Securities Purchased..............     37,131,615    3,201,880                 40,333,495

Payable for Fund Shares Redeemed..............        725,477      175,931                    901,408

Investment Advisory Fees Payable..............        207,961       19,763                    227,724
Distribution and Service Fees Payable.........         73,068        6,347                     79,415
Custody Fees Payable..........................              -            3                          3
Overdraft Due to Custodian Bank...............              -       13,596                     13,596

Short Sales Dividends Payable.................        102,141       10,174                    112,315

Other Liabilities.............................         28,322        4,654                     32,976
                                                 ------------  -----------  -----------  ------------

TOTAL LIABILITIES.............................    116,917,923   12,371,999            -   129,289,922
                                                 ------------  -----------  -----------  ------------
NET ASSETS....................................   $215,998,347  $20,246,328            -  $236,244,675
                                                 ------------  -----------  -----------  ------------

NET ASSETS CONSIST OF
Paid-In Capital...............................   $243,007,682  $25,702,450               $268,710,132
Undistributed Net Investment Income (Loss)....      1,245,084       78,030                  1,323,114
Accumulated Net Realized Gain (Loss) on
Investments...................................    (24,254,794)  (5,234,635)               (29,489,429)
Net Unrealized Appreciation (Depreciation) on
Investments...................................     (3,999,625)    (299,517)                (4,299,142)
                                                 ------------  -----------  -----------  ------------
NET ASSETS....................................   $215,998,347  $20,246,328           $0  $236,244,675
                                                 ------------  -----------  -----------  ------------
A-Class.......................................    $65,136,060   $5,542,531                $70,678,591
C-Class.......................................     45,081,792    3,102,845                 48,184,637
H-Class.......................................    105,780,495   11,600,952                117,381,447
SHARES OUTSTANDING
A-Class.......................................      2,737,924      254,209      (21,232)    2,970,901
C-Class.......................................      1,939,613      145,671      (12,158)    2,073,126
H-Class.......................................      4,443,476      531,878      (44,648)    4,930,706
NET ASSET VALUES
A-Class.......................................         $23.79       $21.80                     $23.79
A-Class Maximum Offering Price*...............          24.98        22.89                      24.98
C-Class.......................................          23.24         21.3                      23.24
H-Class.......................................          23.81        21.81                      23.81
                                                 ------------  -----------  -----------  ------------
Cost of Investments...........................   $169,079,977  $18,938,389               $188,018,366
Proceeds from Short Sales.....................     87,373,094   10,051,582                 97,424,676
Premiums received for Written Options.........      2,678,700      496,137                  3,174,837

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

                  Pro Forma Statement of Operations (Unaudited)
    Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma Multi-Hedge
            Strategies Fund 12-Month Period Ended September 30, 2008

                                                  MULTI-HEDGE       HEDGED
                                                   STRATEGIES       EQUITY    PRO FORMA     PRO FORMA
INVESTMENT INCOME                                        FUND         FUND  ADJUSTMENTS      COMBINED
-----------------------------------------------  ------------  -----------  -----------  ------------
Interest+......................................    $5,297,864     $707,132            -    $6,004,996
Income from Securities Lending, net............       212,960       29,715            -       242,675
Dividends, Net of Foreign Tax Withheld *.......     3,236,028      423,715            -     3,659,743
                                                 ------------  -----------  -----------  ------------
Total Income...................................     8,746,852    1,160,562            -     9,907,414
                                                 ------------  -----------  -----------  ------------
EXPENSES
Investment Advisory Fees.......................     3,031,584      367,603                  3,399,187
Distribution & Service Fees:
A-Class........................................       131,002       15,029                    146,031
C-Class........................................       566,708       53,488                    620,196
H-Class........................................       386,362       51,513                    437,875
Short Sales Dividend Expense...................     1,711,472      246,036                  1,957,508
                                                 ------------  -----------  -----------  ------------
Total Expenses.................................     5,827,128      733,669            -     6,560,797
                                                 ------------  -----------  -----------  ------------
Net Investment Income (Loss)...................     2,919,724      426,893            -     3,346,617
                                                 ------------  -----------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities..........................   (11,502,665)    (353,279)               (11,855,944)
Swaps..........................................    (3,705,314)           -                 (3,705,314)
Futures Contracts..............................   (14,094,445)  (3,757,556)               (17,852,001)
Securities Sold Short..........................    10,701,978      228,147                 10,930,125
                                                 ------------  -----------  -----------  ------------
Total Net Realized Gain (Loss).................   (18,600,446)  (3,882,688)           -   (22,483,134)
                                                 ------------  -----------  -----------  ------------
Net Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities..........................   (23,667,961)  (3,219,226)               (26,887,187)
Swaps..........................................       363,434            -                    363,434
Futures Contracts..............................    (6,611,565)  (1,150,507)                (7,762,072)
Securities Sold Short..........................    19,174,861    2,761,202                 21,936,063
                                                 ------------  -----------  -----------  ------------
Net Change in Unrealized Appreciation
(Depreciation).................................   (10,741,231)  (1,608,531)               (12,349,762)
                                                 ------------  -----------  -----------  ------------
Net Gain (Loss) on Investments.................   (29,341,677)  (5,491,219)           -   (34,832,896)
                                                 ------------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS.....................................  ($26,421,953) ($5,064,326)           -  ($31,486,279)
                                                 ------------  -----------  -----------  ------------
Rebate Income on Proceeds for Securities Sold
Short, included in Interest....................    $2,200,969     $356,374                 $2,557,343
Foreign Tax Withheld...........................        21,111        4,405                     25,516

Notes to the Unaudited Pro Forma Combined Financial Statements
September 30, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES ORGANIZATION

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class Shares. A-Class Shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class Share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.

At September 30, 2008, the Trust consisted of fifty-four separate series and only A-Class, C-Class and H-Class Shares had been issued in the Multi-Hedge Strategies Fund (the "Fund"), which are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.

Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.

BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to the show the effect of the proposed acquisition of the Hedged Equity Fund ("Target Fund"), a series of the Trust, by the Multi-Hedge Strategies Fund as if such acquisition had taken place as of October 1, 2007.

Under the terms of the Plan of Reorganization, the combination of the Hedged Equity Fund and the Multi-Hedge Strategies Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Hedged Equity Fund in exchange for shares of the Multi-Hedge Strategies Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Hedged Equity Fund and the Multi-Hedge Strategies Fund have been combined as of and for the period ended September 30, 2008. Following the acquisition, the Multi-Hedge Strategies Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations for the pre-combination periods of the surviving Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Multi-Hedge Strategies Fund and the Hedged Equity Fund included in their respective semi-annual reports dated September 30, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Hedged Equity Fund by the Multi-Hedge Strategies Fund had taken place as of October 1, 2007.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every fund in the Trust.

A. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. Short-term debt securities, if any, are valued at amortized cost, which approximates market value.

Listed options held by the Fund are valued at the Official Settlement Price listed by the exchange. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Fund are valued using the average bid price obtained from one or more security dealers.

The value of futures contracts purchased and sold by the Fund is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Open-ended investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Fund may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Fund may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

H. Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Fund may utilize short sales and a variety of derivative instruments, including options, futures and options on futures. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

Short sales are transactions in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of short sales, options, futures and options on futures, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of short sales, options, futures contracts, and options on futures contracts, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

3. CALL OPTIONS WRITTEN

Transactions in options written during the year ended September 30, 2008, were as follows:

                                              MULTI-HEDGE STRATEGIES
                                                FUND (FORMERLY,
                                                ABSOLUTE RETURN
                                                 STRATEGIES FUND          HEDGED EQUITY FUND          PRO FORMA COMBINED
                                            --------------------------------------------------------------------------------
                                             NUMBER                       NUMBER                    NUMBER
                                               OF         PREMIUMS          OF        PREMIUMS        OF         PREMIUMS
                                            CONTRACTS     RECEIVED      CONTRACTS     RECEIVED     CONTRACTS     RECEIVED
                                            ---------   -------------   ---------   ------------   ---------   -------------
Options outstanding at
September 30, 2007.........................       -     $           -        -      $          -           -   $           -
Options written............................   5,870        21,332,680      513         3,717,125       6,383      25,049,805

Options terminated in closing purchase
  transactions.............................  (2,779)      (14,166,676)    (275)       (2,430,094)     (3,054)    (16,596,770)
Options expired............................  (1,307)       (4,476,949)     (78)         (790,895)     (1,385)     (5,267,844)
Options exercised..........................     (95)          (10,355)       -                 -         (95)        (10,355)
                                            ---------   -------------   ---------   ------------   ---------   -------------
Options outstanding at
September 30, 2008.........................   1,689     $   2,678,700      160      $    496,136       1,849   $   3,174,836


4. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at September 30, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Hedged Equity Fund, as of September 30, 2008, divided by the net asset value per share of the shares of Multi-Hedge Strategies Fund as of September 30, 2008. The pro forma number of shares outstanding, for the combined fund consists of the following at September 30, 2008:

                                         ADDITIONAL
                        SHARES OF      HEDGED EQUITY
                       MULTI-HEDGE     SHARES ASSUMED   TOTAL OUTSTANDING
                     STRATEGIES FUND      ISSUED IN         SHARE POST-
                     PRE-COMBINATION   REORGANIZATION        COMBINATION
                     ---------------   --------------   -----------------
SHARES OUTSTANDING

A-Class............     2,737,924         232,977          2,970,901
C-Class............     1,939,613         133,513          2,073,126
H-Class............     4,443,476         487,230          4,930,706

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Funds pay Rydex Investments investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Fund.

As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Any of these expenses allocated to the Multi-Hedge Strategies and Hedged Equity Funds are paid by Rydex Investments, as previously noted.

Certain officers and trustees of the Trust are also officers of Rydex
Investments.

6. FEDERAL INCOME TAX INFORMATION

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

At September 30, 2008, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                              TAX UNREALIZED   TAX UNREALIZED   NET UNREALIZED
FUND                             TAX COST          GAIN            LOSS           GAIN (LOSS)
---------------------------   -------------   --------------   -------------    ---------------
Multi-Hedge Strategies
Fund.......................   $ 170,786,235   $   17,208,134   $(19,350,443)    $   (2,142,309)

Hedged Equity Fund.........      19,051,587        2,227,762     (2,007,470)           220,292
Pro Forma Combined.........     189,837,822       19,435,896    (21,357,913)        (1,922,017)


7. REPURCHASE AGREEMENTS

The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund's custodian and is evaluated to ensure that its market value exceeds by, at a minimum, 102% of the original face amount of the repurchase agreements. The Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account and outstanding at September 30, 2008, were as follows:

                                   TERMS OF                                             REPURCHASE
COUNTERPARTY                       AGREEMENT         FACE VALUE      MARKET VALUE          PRICE
----------------------------   ------------------   -------------   -------------   -----------------

Morgan Stanley..............   0.15% due 10/01/08   $ 682,099,856   $   682,099,856   $   682,102,698
Mizuho Financial Group,
Inc.........................   0.26% due 10/01/08     565,000,000       565,000,000       565,004,081
Morgan Stanley..............   0.10% due 10/01/08     400,000,000       400,000,000       400,001,111
Credit Suisse Group.........   0.25% due 10/01/08     139,360,464       139,360,464       139,361,432
                               ------------------   -------------   ---------------   ---------------
                                                                    $ 1,786,460,320   $ 1,786,469,322
                               ------------------   -------------   ---------------   ---------------

At September 30, 2008, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE            MATURITY DATES       RANGE OF RATES     PAR VALUE       MARKET VALUE
---------------------  -------------------   ---------------   -------------   ----------------
U.S. Treasury Note...   12/31/08 - 8/15/17    3.375% - 4.750%  $ 793,096,500   $    816,275,910
U.S. TIP Bond........      04/15/28              3.625%          289,705,400        474,835,309
U.S. Treasury Bond...  05/15/16 - 04/15/28    3.625% - 7.250%    216,596,900        279,371,569
U.S. Treasury Bill...  10/02/08 - 09/24/09          -            252,540,300        251,799,789
                       -------------------   ---------------   -------------   ----------------
                                                                               $  1,822,282,577
                       -------------------   ---------------   -------------   ----------------

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

8. PORTFOLIO SECURITIES LOANED

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Fund acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at a minimum of 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. Under the terms of the Funds' securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2008, the cash collateral investments consisted of a money market mutual fund. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

Subsequent to September 30, 2008, the Funds ceased participation in securities lending.

The following represents a breakdown of the collateral:

MUTUAL FUND
------------------------------------------------------------
Issuer                                                         Shares       Market Value
------------------------------------------------------------   ----------   ------------
         Mount Vernon Securities Lending Trust 11,532,939...   11,532,939   $ 11,532,939
                                                                            ------------
Total Mutual Fund...........................................                $ 11,532,939
                                                                            ------------

At September 30, 2008 the following Funds participated in securities lending and received cash collateral:

        Fund                     Cash Collateral   Value of Securities Loaned
-------------------------------  ---------------   --------------------------
Multi-Hedge Strategies Fund....  $  1,786,618.00   $             1,792,921.00
Hedged Equity Fund.............        49,306.00                    49,024.00
Pro Forma Combined.............     1,835,924.00                 1,841,945.00

E. MISCELLANEOUS

      Independent Registered Public Accounting Firm

            The audited financial statements and financial highlights of the Funds for the years ended March 21, 2008 and 2007, incorporated into this SAI, have been audited by Ernst & Young, the Funds' independent registered public accounting firm, to the extent indicated in their report thereon which is included in the Annual Reports. The audited financial statements and financial highlights for prior years were audited by a predecessor independent registered public accounting firm.